NAVELLIER

THE NAVELLIER
PERFORMANCE FUNDS

                                            SEMIANNUAL REPORT
                                            ENCLOSED

                                      LOGO

                          [MOUNTAIN LANDSCAPE GRAPHIC]
                                   NAVELLIER
                               Performance Funds
                           --------------------------

                          Aggressive Growth Portfolio
                            Mid Cap Growth Portfolio
                         Aggressive Micro Cap Portfolio
                           Small Cap Value Portfolio
                           Large Cap Growth Portfolio
                           Large Cap Value Portfolio
                     Aggressive Small Cap Equity Portfolio

                               SEMIANNUAL REPORT
                                 June 30, 2001

                                                SEMIANNUAL REPORT, June 30, 2001
                                                     NAVELLIER PERFORMANCE FUNDS
                                                     1 East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

                                                                  August 6, 2001

Dear Shareholder:
      Over the past fifteen months, we have undoubtedly experienced one of the most difficult equity markets in the history of the stock market. As an aggressive growth manager, Navellier has recently witnessed its two worst back-to-back quarters in the history of the firm (fourth quarter 2000, followed by the first quarter of 2001). We would like to take a moment of your time to focus on what actually caused this period of negative performance, as well as when we can expect account values to rebound.

AGGRESSIVE GROWTH PORTFOLIO GRAPH

                                                    AGGRESSIVE GROWTH             RUSSELL 2000             RUSSELL 2000 GROWTH
                                                    -----------------             ------------             -------------------
12/28/95                                                10000.00                    10000.00                    10000.00
                                                         9999.00                    10065.00                    10100.00
                                                         9630.00                    10054.00                    10016.00
                                                        10620.00                    10368.00                    10473.00
3/29/96                                                 11330.00                    10579.00                    10680.00
                                                        13020.00                    11145.00                    11500.00
                                                        14040.00                    11585.00                    12090.00
6/28/96                                                 13050.00                    11108.00                    11304.00
                                                        11180.00                    10139.00                     9924.00
                                                        11850.00                    10728.00                    10659.00
9/30/96                                                 12730.00                    11147.00                    11208.00
                                                        12150.00                    10976.00                    10724.00
                                                        12220.00                    11428.00                    11023.00
12/31/96                                                12250.00                    11727.00                    11238.00
                                                        12440.00                    11962.00                    11519.00
                                                        10880.00                    11672.00                    10823.00
3/31/97                                                 10670.00                    11121.00                    10059.00
                                                        10530.00                    11152.00                     9942.00
                                                        11290.00                    12393.00                    11436.00
6/30/97                                                 12040.00                    12924.00                    11824.00
                                                        13200.00                    13525.00                    12429.00
                                                        13280.00                    13835.00                    12802.00
9/30/97                                                 14560.00                    14848.00                    13824.00
                                                        14010.00                    14196.00                    12993.00
                                                        13500.00                    14104.00                    12684.00
12/31/97                                                13447.00                    14350.00                    12691.00
                                                        12992.00                    14124.00                    12523.00
                                                        13922.00                    15167.00                    13628.00
3/31/98                                                 14671.00                    15792.00                    14201.00
                                                        14691.00                    15879.00                    14287.00
                                                        13892.00                    15023.00                    13249.00
6/30/98                                                 14135.00                    15055.00                    13384.00
                                                        13659.00                    13835.00                    12266.00
                                                        10816.00                    11148.00                     9435.00
9/30/98                                                 11717.00                    12021.00                    10392.00
                                                        11676.00                    12512.00                    10934.00
                                                        13356.00                    13168.00                    11783.00
12/31/98                                                14995.00                    13983.00                    12849.00
                                                        15582.00                    14168.00                    13427.00
                                                        14388.00                    13021.00                    12199.00
3/31/99                                                 15025.00                    13224.00                    12633.00
                                                        16735.00                    14409.00                    13749.00
                                                        16735.00                    14619.00                    13771.00
6/30/99                                                 18152.00                    15280.00                    14497.00
                                                        17504.00                    14861.00                    14049.00
                                                        18303.00                    14312.00                    13523.00
9/30/99                                                 18496.00                    14314.00                    13784.00
                                                        19163.00                    14372.00                    14137.00
                                                        20479.00                    15231.00                    15632.00
12/31/99                                                21909.00                    16955.00                    18388.00
                                                        20111.00                    16682.00                    18216.00
                                                        23465.00                    19437.00                    22455.00
3/31/00                                                 22670.00                    18156.00                    20094.00
                                                        22324.00                    17063.00                    18065.00
                                                        20791.00                    16069.00                    16484.00
6/30/00                                                 23154.00                    17470.00                    18613.00
                                                        22451.00                    16907.00                    17018.00
                                                        25171.00                    18197.00                    18808.00
9/30/00                                                 25194.00                    17662.00                    17873.00
                                                        23350.00                    16874.00                    16422.00
                                                        21137.00                    15141.00                    13440.00
12/31/00                                                22580.00                    16442.00                    14262.00
                                                        20436.00                    17299.00                    15416.00
                                                        18362.00                    16164.00                    13303.00
3/31/01                                                 17499.00                    15373.00                    12094.00
                                                        18947.00                    16575.00                    13574.00
                                                        20255.00                    16983.00                    13889.00
6/30/01                                                 20311.00                    17569.00                    14268.00

                          AGGRESSIVE GROWTH PORTFOLIO

               TOTAL
     RETURNS FOR PERIODS ENDED                RUSSELL   RUSSELL 2000
           JUNE 30, 2001             FUND      2000        GROWTH
  -------------------------------  --------   -------   ------------
  Six Months                       (10.05)%     6.85%        0.04%
  One Year                         (12.28)%     0.57%     (23.34)%
  Annualized Five Year                9.25%     9.60%        4.77%
  Annualized Since Inception*        13.73%    10.77%        6.66%
  Value of a $10,000 investment
   over Life of Fund*               $20,311   $17,569     $ 14,268
  *Inception December 28, 1995

MID-CAP GROWTH PORTFOLIO-REGULAR CLASS GRAPH

                                                     MID CAP GROWTH
                                                        PORTFOLIO
                                                     --------------
                                                  Russell Mid Cap Growth
                                                     Russell 2000 Growth
11/27/96                                                        10000.00            10000.00                    10000.00
12/31/96                                                        10275.00             9846.00                    10195.00
                                                                10465.00            10282.00                    10450.00
                                                                10295.00            10055.00                     9819.00
3/31/97                                                          9985.00             9487.00                     9126.00
                                                                10275.00             9719.00                     9020.00
                                                                10835.00            10590.00                    10375.00
6/30/97                                                         11385.00            10884.00                    10727.00
                                                                12506.00            11925.00                    11276.00
                                                                12426.00            11809.00                    11615.00
9/30/97                                                         13386.00            12407.00                    12541.00
                                                                12766.00            11785.00                    11788.00
                                                                12776.00            11909.00                    11507.00
12/31/97                                                        12965.00            12066.00                    11514.00
                                                                12725.00            11848.00                    11361.00
                                                                13695.00            12962.00                    12364.00
3/31/98                                                         14665.00            13506.00                    12883.00
                                                                14634.00            13689.00                    12962.00
                                                                14039.00            13126.00                    12020.00
6/30/98                                                         14404.00            13497.00                    12142.00
                                                                13768.00            12919.00                    11128.00
                                                                11651.00            10453.00                     8560.00
9/30/98                                                         12485.00            11244.00                     9428.00
                                                                12110.00            12072.00                     9920.00
                                                                12944.00            12886.00                    10690.00
12/31/98                                                        14561.00            14221.00                    11657.00
                                                                16737.00            14647.00                    12182.00
                                                                16011.00            13931.00                    11067.00
3/31/99                                                         18507.00            14707.00                    11461.00
                                                                19851.00            15377.00                    12473.00
                                                                19585.00            15179.00                    12493.00
6/30/99                                                         21569.00            16239.00                    13152.00
                                                                21515.00            15722.00                    12745.00
                                                                22092.00            15558.00                    12269.00
9/30/99                                                         21985.00            15426.00                    12506.00
                                                                25174.00            16619.00                    12826.00
                                                                28097.00            18340.00                    14182.00
12/31/99                                                        33049.00            21515.00                    16682.00
                                                                32305.00            21511.00                    16526.00
                                                                44233.00            26033.00                    20371.00
3/31/00                                                         37360.00            26060.00                    18230.00
                                                                37525.00            23530.00                    16389.00
                                                                31987.00            21815.00                    14954.00
6/30/00                                                         33771.00            24130.00                    16886.00
                                                                31889.00            22602.00                    15439.00
                                                                38499.00            26010.00                    17063.00
9/30/00                                                         38017.00            24739.00                    16215.00
                                                                35183.00            23046.00                    14898.00
                                                                30094.00            18038.00                    12193.00
12/31/00                                                        34250.00            18988.00                    12939.00
                                                                32073.00            20072.00                    13986.00
                                                                29319.00            16600.00                    12069.00
3/31/01                                                         26520.00            14225.00                    10972.00
                                                                28630.00            16596.00                    12315.00
                                                                28497.00            16517.00                    12600.00
6/30/01                                                         25965.00            16526.00                    12944.00

                    MID CAP GROWTH PORTFOLIO - REGULAR CLASS

               TOTAL                           RUSSELL
     RETURNS FOR PERIODS ENDED                 MID CAP    RUSSELL 2000
           JUNE 30, 2001             FUND      GROWTH        GROWTH
  -------------------------------  --------   ---------   ------------
  Six Months                       (24.19)%    (12.96)%        0.04%
  One Year                         (23.11)%    (31.51)%     (23.34)%
  Annualized Since Inception*        23.11%      11.56%        5.78%
  Value of a $10,000 investment
   over Life of Fund*               $25,965     $16,526     $ 12,944
  *Inception November 26, 1996

WHAT HAPPENED

      The first performance pullback during the second quarter of 2000 was no surprise. Most professional money managers and economists expected a correction of some sort given the magnitude of prior gains in the market. What unfolded next was that most of Navellier's growth portfolios experienced positive gains in the third quarter of 2000, while most major market benchmarks were negative. This was not surprising since Navellier employs a quantitative stock picking process that is designed to identify "high alpha" stocks, or stocks that behave differently than the overall stock market. In fact, through September 30, 2000, most Navellier growth portfolios were posting double digit gains and we had reason to believe the market could sustain further gains. As recently as September 30, 2000, portfolio "fundamentals" were still quite strong. Although many companies were selling at relatively high price/earnings ("P/E") ratios, they had earnings growth rates that supported the expensive nature of their underlying market prices. Wall Street analysts were still positive and few talked of an impending "recession".

AGGRESSIVE MICRO CAP GROWTH GRAPH

                                                  AGGRESSIVE MICRO CAP
                                                        PORTFOLIO                 RUSSELL 2000             RUSSELL 2000 GROWTH
                                                  --------------------            ------------             -------------------
3/17/97                                                 10000.00                    10000.00                    10000.00
                                                         9859.00                     9592.00                     9500.00
                                                         9872.00                     9619.00                     9390.00
                                                        10691.00                    10688.00                    10801.00
6/30/97                                                 11432.00                    11147.00                    11167.00
                                                        12423.00                    11665.00                    11739.00
                                                        12679.00                    11932.00                    12091.00
9/30/97                                                 13593.00                    12806.00                    13056.00
                                                        13434.00                    12244.00                    12271.00
                                                        13459.00                    12164.00                    11979.00
12/31/97                                                13276.00                    12377.00                    11987.00
                                                        12821.00                    12181.00                    11827.00
                                                        13608.00                    13082.00                    12871.00
3/31/98                                                 13914.00                    13621.00                    13412.00
                                                        14083.00                    13696.00                    13494.00
                                                        13719.00                    12957.00                    12513.00
6/30/98                                                 14090.00                    12985.00                    12640.00
                                                        13283.00                    11933.00                    11585.00
                                                        10699.00                     9615.00                     8911.00
9/30/98                                                 11441.00                    10368.00                     9815.00
                                                        11083.00                    10791.00                    10327.00
                                                        12229.00                    11357.00                    11128.00
12/31/98                                                13289.00                    12060.00                    12136.00
                                                        13400.00                    12220.00                    12681.00
                                                        12151.00                    11230.00                    11521.00
3/31/99                                                 11454.00                    11406.00                    11932.00
                                                        12450.00                    12428.00                    12985.00
                                                        13068.00                    12609.00                    13006.00
6/30/99                                                 13856.00                    13179.00                    13692.00
                                                        13335.00                    12818.00                    13268.00
                                                        12964.00                    12344.00                    12772.00
9/30/99                                                 13914.00                    12346.00                    13019.00
                                                        13745.00                    12396.00                    13352.00
                                                        13966.00                    13136.00                    14764.00
12/31/99                                                15254.00                    14623.00                    17366.00
                                                        14606.00                    14388.00                    17205.00
                                                        17268.00                    16765.00                    21207.00
3/31/00                                                 20912.00                    15659.00                    18978.00
                                                        19732.00                    14717.00                    17062.00
                                                        18646.00                    13859.00                    15568.00
6/30/00                                                 23288.00                    15067.00                    17579.00
                                                        19438.00                    14582.00                    16073.00
                                                        22748.00                    15695.00                    17763.00
9/30/00                                                 22441.00                    15233.00                    16881.00
                                                        20462.00                    14554.00                    15510.00
                                                        17479.00                    13059.00                    12693.00
12/31/00                                                18888.00                    14181.00                    13470.00
                                                        17825.00                    14920.00                    14560.00
                                                        14891.00                    13941.00                    12564.00
3/31/01                                                 14625.00                    13259.00                    11422.00
                                                        16253.00                    14296.00                    12820.00
                                                        16533.00                    14648.00                    13117.00
6/30/01                                                 17245.00                    15153.00                    13476.00

                         AGGRESSIVE MICRO CAP PORTFOLIO

               TOTAL
     RETURNS FOR PERIODS ENDED                RUSSELL   RUSSELL 2000
           JUNE 30, 2001             FUND      2000        GROWTH
  -------------------------------  --------   -------   ------------
  Six Months                        (8.69)%     6.85%        0.04%
  One Year                         (25.95)%     0.57%     (23.34)%
  Annualized Since Inception*        13.55%    10.17%        7.20%
  Value of a $10,000 investment
   over Life of Fund*              $ 17,245   $15,153    $  13,476
  *Inception March 17, 1997

SMALL CAP PORTFOLIO GRAPH

                                                SMALL CAP VALUE PORTFOLIO         RUSSELL 2000             RUSSELL 2000 VALUE
                                                -------------------------         ------------             ------------------
12/19/97                                                10000.00                    10000.00                    10000.00
                                                        10125.00                    10410.00                    10363.00
                                                         9885.00                    10246.00                    10176.00
                                                        10405.00                    11003.00                    10791.00
3/31/98                                                 10945.00                    11456.00                    11228.00
                                                        11105.00                    11519.00                    11284.00
                                                        10695.00                    10898.00                    10884.00
6/30/98                                                 10315.00                    10921.00                    10823.00
                                                         9625.00                    10036.00                     9975.00
                                                         8244.00                     8087.00                     8413.00
9/30/98                                                  8384.00                     8721.00                     8888.00
                                                         8514.00                     9076.00                     9152.00
                                                         8894.00                     9552.00                     9400.00
12/31/98                                                 9286.00                    10143.00                     9694.00
                                                         9065.00                    10278.00                     9474.00
                                                         8419.00                     9446.00                     8828.00
3/31/99                                                  8379.00                     9593.00                     8755.00
                                                         8853.00                    10453.00                     9554.00
                                                         9216.00                    10605.00                     9848.00
6/30/99                                                  9871.00                    11085.00                    10204.00
                                                         9680.00                    10781.00                     9962.00
                                                         9105.00                    10382.00                     9598.00
9/30/99                                                  8923.00                    10384.00                     9406.00
                                                         8681.00                    10426.00                     9218.00
                                                         8944.00                    11049.00                     9266.00
12/31/99                                                 9327.00                    12299.00                     9550.00
                                                         8679.00                    12102.00                     9300.00
                                                         9317.00                    14100.00                     9869.00
3/31/00                                                  9718.00                    13171.00                     9915.00
                                                        10017.00                    12378.00                     9974.00
                                                         9801.00                    11657.00                     9822.00
6/30/00                                                 10532.00                    12673.00                    10109.00
                                                         9729.00                    12265.00                    10445.00
                                                        10892.00                    13200.00                    10912.00
9/30/00                                                 10830.00                    12812.00                    10851.00
                                                        10377.00                    12241.00                    10812.00
                                                         9893.00                    10984.00                    10592.00
12/31/00                                                11220.00                    11927.00                    11730.00
                                                        11189.00                    12549.00                    12054.00
                                                        10653.00                    11725.00                    12037.00
3/31/01                                                 10488.00                    11152.00                    11844.00
                                                        11478.00                    12024.00                    12392.00
                                                        12375.00                    12320.00                    12711.00
6/30/01                                                 12169.00                    12745.00                    13222.00

                           SMALL CAP VALUE PORTFOLIO

               TOTAL
     RETURNS FOR PERIODS ENDED               RUSSELL   RUSSELL 2000
           JUNE 30, 2001            FUND      2000        VALUE
  -------------------------------  -------   -------   ------------
  Six Months                         8.46%     6.85%      12.72%
  One Year                          15.55%     0.57%      30.80%
  Annualized Since Inception*        5.72%     7.11%       8.23%
  Value of a $10,000 investment
   over Life of Fund*              $12,169   $12,745     $13,222
  *Inception December 19, 1997

LARGE CAP GROWTH PORTFOLIO GRAPH

                                                    LARGE CAP GROWTH                 S&P 500               RUSSELL 1000 GROWTH
                                                    ----------------                 -------               -------------------
12/19/97                                                  10000                       10000                       10000
                                                          10256                       10172                       10300
                                                          10106                       10284                       10608
                                                          10856                       11026                       11406
3/31/98                                                   11577                       11591                       11861
                                                          11537                       11707                       12024
                                                          11517                       11506                       11683
6/30/98                                                   12267                       11973                       12398
                                                          12167                       11846                       12316
                                                          10756                       10133                       10467
9/30/98                                                   11336                       10782                       11271
                                                          12127                       11659                       12178
                                                          12777                       12366                       13103
12/31/98                                                  14478                       13078                       14285
                                                          15959                       13625                       14795
                                                          15259                       13202                       14325
3/31/99                                                   16549                       13730                       14874
                                                          16009                       14262                       14893
                                                          15189                       13925                       14436
6/30/99                                                   16820                       14698                       15447
                                                          16830                       14239                       14956
                                                          16980                       14168                       15199
9/30/99                                                   16860                       13780                       14880
                                                          17680                       14652                       16004
                                                          19901                       14949                       16867
12/31/99                                                  23604                       15830                       18622
                                                          22693                       15035                       17748
                                                          29147                       14750                       18616
3/31/00                                                   28466                       16193                       19949
                                                          26675                       15706                       18999
                                                          23924                       15383                       18043
6/30/00                                                   27186                       15763                       19410
                                                          26125                       15516                       18601
                                                          31028                       16480                       20286
9/30/00                                                   29817                       15610                       18367
                                                          27286                       15544                       17498
                                                          20562                       14319                       14919
12/31/00                                                  21795                       14389                       14447
                                                          21494                       14899                       15446
                                                          17171                       13541                       12824
3/31/01                                                   15697                       12682                       11428
                                                          17051                       13668                       12874
                                                          17141                       13759                       12685
6/30/01                                                   16529                       13425                       12390

                           LARGE CAP GROWTH PORTFOLIO

               TOTAL
     RETURNS FOR PERIODS ENDED                  S&P      RUSSELL 1000
           JUNE 30, 2001             FUND       500         GROWTH
  -------------------------------  --------   --------   ------------
  Six Months                       (24.16)%    (6.70)%     (14.24)%
  One Year                         (39.20)%   (14.83)%     (36.16)%
  Annualized Since Inception*        15.31%      8.70%        6.26%
  Value of a $10,000 investment
   over Life of Fund*               $16,529   $ 13,425      $12,390
  *Inception December 19, 1997

LARGE CAP VALUE PORTFOLIO GRAPH

                                                     LARGE CAP VALUE
                                                        PORTFOLIO                 RUSSELL 1000             RUSSELL 1000 VALUE
                                                     ---------------              ------------             ------------------
12/19/97                                                10000.00                    10000.00                    10000.00
                                                        10118.00                    10268.00                    10237.00
                                                         9998.00                    10344.00                    10092.00
                                                        10808.00                    11082.00                    10771.00
3/31/98                                                 11369.00                    11641.00                    11430.00
                                                        11499.00                    11760.00                    11506.00
                                                        11249.00                    11506.00                    11336.00
6/30/98                                                 11369.00                    11932.00                    11481.00
                                                        11249.00                    11788.00                    11278.00
                                                        10218.00                    10026.00                     9600.00
9/30/98                                                 10538.00                    10701.00                    10151.00
                                                        11489.00                    11547.00                    10937.00
                                                        12029.00                    12261.00                    11447.00
12/31/98                                                12190.00                    13042.00                    11836.00
                                                        12190.00                    13508.00                    11931.00
                                                        12072.00                    13079.00                    11763.00
3/31/99                                                 12532.00                    13580.00                    12006.00
                                                        14191.00                    14148.00                    13127.00
                                                        13881.00                    13842.00                    12983.00
6/30/99                                                 14009.00                    14548.00                    13360.00
                                                        13624.00                    14104.00                    12969.00
                                                        13281.00                    13971.00                    12487.00
9/30/99                                                 12607.00                    13587.00                    12051.00
                                                        12982.00                    14501.00                    12745.00
                                                        12479.00                    14874.00                    12645.00
12/31/99                                                12707.00                    15770.00                    12706.00
                                                        11951.00                    15124.00                    12292.00
                                                        10989.00                    15084.00                    11378.00
3/31/00                                                 11866.00                    16458.00                    12767.00
                                                        12317.00                    15910.00                    12618.00
                                                        11963.00                    15498.00                    12751.00
6/30/00                                                 12073.00                    15893.00                    12168.00
                                                        12426.00                    15629.00                    12321.00
                                                        13706.00                    16786.00                    13006.00
9/30/00                                                 13754.00                    16007.00                    13125.00
                                                        13401.00                    15814.00                    13448.00
                                                        12134.00                    14368.00                    12949.00
12/31/00                                                12823.00                    14542.00                    13597.00
                                                        13022.00                    15020.00                    13650.00
                                                        12377.00                    13619.00                    13270.00
3/31/01                                                 11757.00                    12714.00                    12801.00
                                                        12451.00                    13736.00                    13429.00
                                                        12451.00                    13829.00                    13731.00
6/30/01                                                 11918.00                    13517.00                    13426.00

                           LARGE CAP VALUE PORTFOLIO

               TOTAL
     RETURNS FOR PERIODS ENDED               RUSSELL    RUSSELL 1000
           JUNE 30, 2001            FUND       1000        VALUE
  -------------------------------  -------   --------   ------------
  Six Months                       (7.06)%    (7.05)%     (1.26)%
  One Year                         (1.28)%   (14.96)%      10.33%
  Annualized Since Inception*        5.10%      8.91%       8.70%
  Value of a $10,000 investment
   over Life of Fund*              $11,918   $ 13,517     $13,426
  *Inception December 19, 1997

      As the fourth quarter 2000 began, the bad news began to hit Wall Street. Not only was there talk of a recession, but there was a developing energy shortage on the West Coast, indecision in our electoral process, and an "unwinding" of hundreds of small Internet-related technology companies that had raised overzealous venture capital. Although Navellier, like most other professional money managers, avoided the dot-com craze, the residual effect of the dot-com demise could not be measured. Soon, even the large cap bellwether names like Cisco and Intel were feeling the effects of the burst bubble. By the end of the fourth quarter 2000, and only three months after our model found many technology names attractive, we began to sell many of the higher P/E tech stocks in the portfolios. It was then that our quantitative model began to favor GARP (growth at a reasonable price) stocks in lieu of GAAP (growth at any price) stocks. As a result of this dramatic shift in the market we made several changes in the portfolios during the months of January and February. However, the market continued to punish all sectors of the market through the first quarter 2001, as talks of a serious economic slowdown escalated. During the first quarter 2001 some of our growth portfolios significantly underperformed the broad market. Admittedly, it has been a frustrating time for us. However, we sincerely believe the worst is over. We have always maintained that whenever Navellier portfolios underperform the stock market, it is during times when there are dramatic shifts in the market. The dramatic shifts in the market over the past few quarters, from a "growth" bias to a "value" bias and from a GAAP model to a GARP model, are exactly the types of shifts that can hinder performance at Navellier.

WHERE WE ARE NOW

      The good news is that it appears that the overall stock market bottomed out on April 4, 2001. The bad news is that corporate profits will continue to decline through the third quarter of 2001. Here is our current strategy: to create and maintain portfolios of fundamentally superior stocks covering a broad diversification of industries. In this sloppy market environment it is very difficult

Aggressive Small Cap Equity Portfolio Graph

                                                  AGGRESSIVE SMALL CAP
                                                         EQUITY                   RUSSELL 2000             RUSSELL 2000 GROWTH
                                                  --------------------            ------------             -------------------
4/1/94                                                  10000.00                    10000.00                    10000.00
                                                        10229.00                    10059.00                    10015.00
                                                         9750.00                     9946.00                     9792.00
                                                         9521.00                     9608.00                     9370.00
                                                         9719.00                     9766.00                     9504.00
8/31/94                                                  9906.00                    10310.00                    10202.00
                                                        10427.00                    10276.00                    10246.00
                                                        10770.00                    10236.00                    10357.00
                                                        10957.00                     9822.00                     9937.00
12/31/94                                                11426.00                    10086.00                    10173.00
                                                        10614.00                     9959.00                     9966.00
                                                        11124.00                    10374.00                    10426.00
                                                        11655.00                    10552.00                    10731.00
4/30/95                                                 12258.00                    10786.00                    10893.00
                                                        12341.00                    10972.00                    11036.00
                                                        14048.00                    11541.00                    11796.00
                                                        16306.00                    12206.00                    12715.00
8/31/95                                                 15682.00                    12459.00                    12872.00
                                                        16514.00                    12682.00                    13137.00
                                                        15619.00                    12115.00                    12490.00
                                                        16348.00                    12624.00                    13041.00
12/31/95                                                16429.00                    12957.00                    13331.00
                                                        15481.00                    12943.00                    13220.00
                                                        16760.00                    13346.00                    13823.00
                                                        18007.00                    13619.00                    14097.00
4/30/96                                                 20939.00                    14347.00                    15179.00
                                                        22816.00                    14912.00                    15958.00
                                                        20971.00                    14300.00                    14921.00
                                                        17656.00                    13051.00                    13099.00
8/31/96                                                 18839.00                    13810.00                    14068.00
                                                        20321.00                    14349.00                    14793.00
                                                        19308.00                    14128.00                    14155.00
                                                        19287.00                    14711.00                    14549.00
12/31/96                                                18967.00                    15096.00                    14832.00
                                                        18935.00                    15398.00                    15203.00
                                                        17165.00                    15025.00                    14285.00
                                                        16014.00                    14316.00                    13276.00
4/30/97                                                 16024.00                    14356.00                    13122.00
                                                        18114.00                    15953.00                    15095.00
                                                        19255.00                    16637.00                    15606.00
                                                        20428.00                    17411.00                    16405.00
8/31/97                                                 20726.00                    17809.00                    16898.00
                                                        22027.00                    19113.00                    18246.00
                                                        21536.00                    18274.00                    17149.00
                                                        21579.00                    18155.00                    16741.00
12/31/97                                                21099.00                    18473.00                    16751.00
                                                        20097.00                    18181.00                    16529.00
                                                        21231.00                    19524.00                    17988.00
                                                        21798.00                    20329.00                    18743.00
4/30/98                                                 22035.00                    20441.00                    18858.00
                                                        21389.00                    19339.00                    17487.00
                                                        21890.00                    19380.00                    17665.00
                                                        20822.00                    17810.00                    16190.00
8/31/98                                                 16312.00                    14351.00                    12453.00
                                                        17222.00                    15475.00                    13716.00
                                                        17394.00                    16106.00                    14432.00
                                                        18673.00                    16950.00                    15552.00
12/31/98                                                21086.00                    17999.00                    16960.00
                                                        20980.00                    18239.00                    17723.00
                                                        18646.00                    16761.00                    16101.00
                                                        19345.00                    17023.00                    16675.00
4/30/99                                                 20730.00                    18548.00                    18147.00
                                                        21705.00                    18819.00                    18176.00
                                                        23682.00                    19670.00                    19134.00
                                                        22867.00                    19131.00                    18543.00
8/31/99                                                 22400.00                    18423.00                    17849.00
                                                        20450.00                    18427.00                    18194.00
                                                        21572.00                    18501.00                    18660.00
                                                        23228.00                    19606.00                    20633.00
12/31/99                                                27062.00                    21825.00                    24270.00
                                                        26407.00                    21475.00                    24044.00
                                                        31523.00                    25021.00                    29638.00
                                                        29479.00                    23371.00                    26522.00
4/30/00                                                 27930.00                    21965.00                    23844.00
                                                        22988.00                    20685.00                    21757.00
                                                        27529.00                    22488.00                    24567.00
                                                        23749.00                    21764.00                    22462.00
8/31/00                                                 28985.00                    23425.00                    24825.00
                                                        27582.00                    22736.00                    23591.00
                                                        24884.00                    21722.00                    21675.00
                                                        18045.00                    19491.00                    17739.00
12/31/00                                                19085.00                    21165.00                    18825.00
                                                        19443.00                    22268.00                    20348.00
                                                        14982.00                    20807.00                    17558.00
                                                        12884.00                    19789.00                    15962.00
4/30/01                                                 14501.00                    21337.00                    17916.00
                                                        14687.00                    21862.00                    18332.00
6/30/01                                                 15682.00                    22616.00                    18832.00

                     AGGRESSIVE SMALL CAP EQUITY PORTFOLIO

                                            TOTAL
                                  RETURNS FOR PERIODS ENDED              RUSSELL   RUSSELL 2000
                                        JUNE 30, 2001          FUND       2000        GROWTH
                                  -------------------------  ---------   -------   ------------
                                  Six Months                  (17.83)%     6.85%        0.04%
                                  One Year                    (43.04)%     0.57%     (23.34)%
                                  Annualized Five Year         (5.65)%     9.60%        4.77%
                                  Annualized Since
                                   Inception*                    6.40%    11.91%        9.12%
                                  Value of a $10,000
                                   investment over Life of
                                   Fund*                     $  15,682   $22,616    $  18,832
                                  *Inception April 1, 1994

to be sector specific. There is little market leadership and most traders are on the sidelines waiting for the next market leaders to emerge. That is why there are currently over 20 different industry groups represented in our portfolios. This is very different from a year ago when we were far more concentrated in the portfolios. Fundamentally, the portfolios look quite strong. In the face of an economy that has virtually no growth, the average stock in our growth portfolios is still growing earnings between 60 to 80 percent a year. However, without distinct positive leadership in the market, even strong fundamentals can sometimes be ignored. The good news is that the stock market cannot and will not ignore superior fundamentals for any lengthy period of time.

      We stress that it is important for clients to remain fully invested during these difficult times. Honestly, we don't know exactly when the market will turn to the upside with significant conviction. However, we are very confident that we have seen the worst and that better times are on the horizon. The issue now is whether the market's recovery will be consumer led or corporate led. Consumer spending has supported the market for the past three quarters while corporate spending has stalled. Historically, corporate earnings have driven stock markets, but a return to strong corporate profitability is not foreseeable for at least the next couple of quarters. However, we do know one thing for sure: markets love to price in a return to profitability long before actual figures appear on balance sheets and income statements. Typically, stock market prices will lead actual recoveries six to nine months ahead of time. With that said, we believe that corporate earnings, except for some technology stocks, should begin to look favorable around fourth quarter 2001 to first quarter 2002. This range is widely expected to be a turning point for profits, since many corporations will be comparing current quarterly profits to the previous year's quarterly results, which were severely depressed. If the general consensus for favorable profits occurs during this time frame, stocks should rally in the near future and ahead of actual results. Additionally, we cannot discount the fact that the Federal Reserve's aggressiveness toward easing interest rates is just now having its affect on the economy. Finally, there are enormous pockets of cash on the sideline, waiting to be invested. Current cash holdings for many mutual funds and other professional money managers are at levels which could easily ignite a sustained market rally.

WHAT TO EXPECT

      There should be a recovery. Historically, the market has moved in cycles, and there is little doubt we are currently in a trough. Inevitably, however, cycles repeat themselves. We should all experience great growth markets in the future and the corrections that follow. During the great times, investors will enjoy the euphoria of the bull markets. Conversely, during bearish time periods, fear will dictate the actions of many investors. In past periods of recovery, the Navellier growth model has gradually shifted into higher growth rate stocks as individual companies come out of growth hibernation. Specifically, we experienced this in 1994 and 1997/1998, when earnings momentum models eventually overtook GARP models, shortly before explosive years in 1995 and 1999. We firmly believe that investors will be able to look back in a few years and ponder the incredible value that some of the current depressed stock prices offer. Many will wish they had added money to their portfolios during this period. Some will have.

      We fully realize that this has been a very difficult time for most investors. For those investors who have entrusted us with their assets within the past year, and who did not reap the benefits of prior years' performance, we are confident that your patience should be well rewarded in the future. Despite the recent malaise in the stock market, Navellier has an impressive long-term record of performance. We survived the crash of 1987, the Gulf War recession of 1990, the bond debacle of 1994, and the Asian crisis of 1997; and we will survive the "tech wreck" of 2000. Despite these pullbacks in the market, our best performing fund, the Navellier Mid Cap Growth Portfolio, still posts an average annual return of 23.10% since its inception in 1996+. We continue to believe in long-term, patient investing. We also continue to be dedicated to providing investors the utmost in professional money management, superior long-term performance and exceptional client service. We appreciate your patience and are confident that you will be well rewarded in the stock market in the years to come.

      We invite you to visit our web site at www.navellierperformancefunds.com and in particular encourage you to sign up for Marketmail which is our weekly market commentary emailed to you every Friday. Always feel free to contact us if you have any questions or if we can help you in any way. You may call us at
1.800.887.8671. We look forward to hearing from you.

Sincerely,

Louis G. Navellier signature
LOUIS G. NAVELLIER

Alan Alpers signature
ALAN ALPERS

+ Annualized since inception (November 26, 1996 - June 30, 2001)

This material has been preceded by a Navellier Performance Funds prospectus.

The preceding charts and performance numbers assume reinvestment of all distributions.

Please be aware that past performance is no indication of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

**Indices:

The Russell 1000 Index consists of the 1,000 largest securities in the Russell 3000 Index.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000 Value Index contains those Russell 1000 securities with a less-than-average growth orientation.

The Russell 2000 Index is an unmanaged index consisting of the smallest 2000 stocks in the Russell 3000 Index. It is considered representative of the small cap market in general.

The Russell 2000 Growth Index contains those Russell 2000 securities with a greater-than-average growth orientation.

The Russell 2000 Value Index contains those Russell 2000 securities with a less-than-average growth orientation.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

The S&P 500 is an unmanaged index consisting of 500 large cap stocks. It is considered representative of the stock market as a whole.

These indices are considered representative of pertinent market sectors in general. None are investment products available for sale.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2001
(unaudited)

               AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 98.6%
APPAREL -- 4.3%
   100,000  Genesco, Inc.*                 $    3,360,000
                                           --------------
BUILDING AND CONSTRUCTION -- 1.8%
    100,00  Hovnanian Enterprises, Inc.*        1,451,000
                                           --------------
CASINOS AND GAMING -- 14.6%
   100,000  Alliance Gaming Corp*               3,927,000
    50,000  International Game
              Technology*                       3,129,500
   200,000  Multimedia Games, Inc.*             4,440,000
                                           --------------
                                               11,496,500
                                           --------------
COMPUTER EQUIPMENT, SOFTWARE AND
  SERVICES -- 7.0%
    75,000  Activision Inc.*                    2,943,750
   100,000  EPIQ Systems, Inc.*                 2,569,000
                                           --------------
                                                5,512,750
                                           --------------
DISTRIBUTION AND WHOLESALE -- 3.0%
   100,000  Nash-Finch Co.                      2,360,000
                                           --------------
ELECTRONIC COMPONENTS AND EQUIPMENT -- 0.7%
    35,000  Daktonics, Inc.*                      538,650
                                           --------------
ENERGY -- 6.1%
   300,000  Headwaters, Inc.*                   4,800,000
                                           --------------
FINANCIAL SERVICES -- 7.9%
    50,000  H&R Block, Inc.                     3,227,500
    80,000  Richmond County Financial
              Corp.                             3,001,600
                                           --------------
                                                6,229,100
                                           --------------
HEALTHCARE -- 12.9%
    50,000  American Healthways, Inc.*          1,926,000
   125,000  Serologicals Corp.*                 2,667,500
   150,000  U.S. Physical Therapy, Inc.*        2,395,500
   293,000  Ventas, Inc.                        3,208,350
                                           --------------
                                               10,197,350
                                           --------------
INDUSTRIAL MACHINERY -- 7.0%
   140,000  BEI Technologies, Inc.              3,781,400
   100,000  SureBeam Corp.*                     1,712,000
                                           --------------
                                                5,493,400
                                           --------------
LEISURE AND ENTERTAINMENT -- 4.6%
   200,000  Movie Gallery Inc.*                 3,618,000
                                           --------------
MEDICAL SPECIALTIES -- 1.0%
   100,000  Medical Action Industries
              Inc.*                               832,000
                                           --------------
OIL AND GAS SERVICES -- 1.3%
   100,000  Royale Energy, Inc.*                1,030,000
                                           --------------

---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
---------------------------------------------------------
PHARMACEUTICALS -- 11.7%
   275,000  Perrigo Co.*                   $    4,589,750
   150,000  Pharmaceutical Resources,
              Inc.*                             4,603,500
                                           --------------
                                                9,193,250
                                           --------------
REAL ESTATE INVESTMENT TRUSTS -- 1.1%
   100,000  Crown American Realty Trust           835,000
                                           --------------
RETAIL -- 4.0%
   195,300  Circuit City Stores, Inc. --
              CarMax Group*                     3,116,988
                                           --------------
TELECOMMUNICATIONS -- 3.6%
   150,000  GenesisIntermedia, Inc.*            2,812,500
                                           --------------
TRANSPORTATION -- 4.5%
   100,000  CHC Helicopter Corp.                1,295,000
   200,000  RailAmerica, Inc.*                  2,284,000
                                           --------------
                                                3,579,000
                                           --------------
TRAVEL SERVICES -- 1.5%
   100,000  ResortQuest International,
              Inc.*                             1,150,000
                                           --------------
TOTAL COMMON STOCKS
  (COST $68,502,167)                           77,605,488
                                           --------------
MONEY MARKET FUNDS -- 6.6%
 5,235,119  Fund for Government Investors
              (Cost $5,235,119)                 5,235,119
                                           --------------
TOTAL INVESTMENTS -- 105.2%
  (COST $73,737,286)                       $   82,840,607
Receivable for Investments Sold -- 14.1%
                                               11,064,226
Payable for Investments
  Purchased -- (19.6%)                        (15,412,031)
Other Assets Less Liabilities -- 0.3%             220,711
                                           --------------
NET ASSETS -- 100.0%                       $   78,713,513
                                           ==============
NET ASSETS CONSIST OF:
  Paid-in Capital                          $   79,887,091
  Net Investment Loss                             (14,944)
  Accumulated Net Realized Loss on
    Investments                               (10,261,955)
  Net Unrealized Appreciation of
    Investments                                 9,103,321
                                           --------------
NET ASSETS                                 $   78,713,513
                                           ==============
NET ASSET VALUE PER SHARE
  (Based on 5,394,895 Shares
    Outstanding)                                   $14.59
                                           ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2001 (continued)
(unaudited)

               MID CAP GROWTH PORTFOLIO
-------------------------------------------------------
                                          Market Value
  Shares                                    (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 93.0%
APPAREL -- 5.0%
   227,000  Abercrombie & Fitch Co.*     $   10,101,500
                                         --------------
BEVERAGES -- 3.7%
   190,000  Pepsi Bottling Group, Inc.        7,619,000
                                         --------------
BUILDING AND CONSTRUCTION -- 2.3%
   110,000  Lennar Corp.                      4,587,000
                                         --------------
COMPUTER EQUIPMENT, SOFTWARE AND
  SERVICES -- 3.3%
    40,000  Electronic Arts, Inc.*            2,316,000
   175,000  Manugistics Group, Inc.*          4,392,500
                                         --------------
                                              6,708,500
                                         --------------
FINANCIAL SERVICES -- 18.1%
   266,000  Charter One Financial, Inc.       8,485,400
   161,700  Eaton Vance Corp.                 5,627,160
   289,000  Federated Investors, Inc.         9,305,800
   100,000  H&R Block, Inc.                   6,455,000
   235,000  Old Republic International
              Corp.                           6,815,000
                                         --------------
                                             36,688,360
                                         --------------
HEALTHCARE -- 2.3%
   145,000  Manor Care, Inc.*                 4,603,750
                                         --------------
MANUFACTURING -- 3.7%
   203,000  Precision Castparts Corp.         7,596,260
                                         --------------
MEDICAL EQUIPMENT AND SUPPLIES -- 9.2%
   135,000  Biomet, Inc.                      6,488,100
   120,000  Hillenbrand Industries,
              Inc.                            6,853,200
    88,000  St. Jude Medical, Inc.*           5,280,000
                                         --------------
                                             18,621,300
                                         --------------
MEDICAL SPECIALTIES -- 3.0%
    90,000  IDEC Pharmaceuticals Corp.*       6,092,100
                                         --------------
OIL, GAS AND COAL SERVICES -- 21.0%
   185,000  Consol Energy, Inc.               4,680,500
     1,000  EOG Resources, Inc.                  35,550
   193,200  Enterprise Products
              Partners L.P.                   7,635,264
   200,000  Equitable Resources, Inc.         6,662,000
    90,000  Kinder Morgan Energy
              Partners L.P.                   6,188,400
   165,000  MDU Resources Group, Inc.         5,220,600
    58,600  Mitchell Energy &
              Development Corp.               2,710,250
   172,000  Questar Corp.                     4,258,720
   365,000  XTO Energy, Inc.                  5,237,750
                                         --------------
                                             42,629,034
                                         --------------
RESTAURANTS -- 3.2%
   230,000  Darden Restaurants, Inc.          6,417,000
                                         --------------
-------------------------------------------------------
 Shares/                                  Market Value
   Par                                      (Note 1)
-------------------------------------------------------
RETAIL -- 5.7%
   350,000  Blockbuster, Inc.            $    6,387,500
   165,000  TJX Companies, Inc.               5,258,550
                                         --------------
                                             11,646,050
                                         --------------
SEMICONDUCTORS AND RELATED -- 6.3%
   217,600  Integrated Device
              Technology, Inc.*               6,895,744
    80,000  International Rectifier
              Corp.*                          2,728,000
    48,360  QLogic Corp.*                     3,116,802
                                         --------------
                                             12,740,546
                                         --------------
TELECOMMUNICATIONS -- 6.2%
   145,000  CIENA Corp.*                      5,510,000
    93,000  L-3 Communications
              Holdings, Inc.*                 7,095,900
                                         --------------
                                             12,605,900
                                         --------------
TOTAL COMMON STOCKS
  (COST $187,869,154)                       188,656,300
                                         --------------
SHORT TERM INVESTMENTS -- 5.0%
MONEY MARKET FUNDS -- 2.5%
 5,107,172  Fund for Government
              Investors                       5,107,172
                                         --------------
GOVERNMENT AGENCY OBLIGATIONS -- 2.5%
$5,000,000  FHLB Discount Notes
              3.5% due 7/2/01                 4,998,542
                                         --------------
TOTAL SHORT TERM INVESTMENTS
  (COST $10,105,714)                         10,105,714
                                         --------------
TOTAL INVESTMENTS -- 98.0%
  (COST $197,974,868)                    $  198,762,014
Other Assets Less Liabilities -- 2.0%         4,114,361
                                         --------------
NET ASSETS -- 100.0%                     $  202,876,375
                                         ==============
NET ASSETS CONSIST OF:
         Paid-in Capital applicable to:
    Regular Class                        $  226,524,065
    I Class                                  25,939,507
  Net Investment Loss                          (504,498)
  Accumulated Net Realized Loss on
    Investments                             (49,869,845)
  Net Unrealized Appreciation of
    Investments                                 787,146
                                         --------------
NET ASSETS                               $  202,876,375
                                         ==============
  REGULAR CLASS                          $  185,817,930
                                         ==============
  I CLASS                                $   17,058,445
                                         ==============
NET ASSET VALUE PER SHARE:
  REGULAR CLASS
    (Based on 7,947,101 Shares
      Outstanding)                               $23.38
                                         ==============
  I CLASS
    (Based on 725,304 Shares
      Outstanding)                               $23.52
                                         ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2001 (continued)
(unaudited)

             AGGRESSIVE MICRO CAP PORTFOLIO
--------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
--------------------------------------------------------
COMMON STOCKS -- 96.8%
APPAREL -- 7.3%
    10,000  Charlotte Russe Holding,
              Inc.*                       $      268,000
    16,000  Christopher & Banks Corp.*           521,600
    16,000  Genesco, Inc.*                       537,600
                                          --------------
                                               1,327,200
                                          --------------
BUILDING AND CONSTRUCTION -- 6.0%
    30,000  Hovnanian Enterprises, Inc.*         435,300
    14,000  Meritage Corp.*                      644,000
                                          --------------
                                               1,079,300
                                          --------------
CASINOS AND GAMING -- 6.4%
    30,000  Ameristar Casinos, Inc.*             480,000
    32,625  Shuffle Master, Inc.*                685,125
                                          --------------
                                               1,165,125
                                          --------------
COMPUTER EQUIPMENT, SOFTWARE AND
  SERVICES -- 5.5%
    10,000  Activision, Inc.*                    392,500
    15,000  TALX Corp.*                          599,250
                                          --------------
                                                 991,750
                                          --------------
CONSULTING SERVICES -- 2.7%
    12,000  TRC Cos., Inc.*                      482,040
                                          --------------
EDUCATIONAL SERVICES -- 6.6%
    15,000  Corinthian Colleges, Inc.*           706,050
    10,000  Strayer Education, Inc.              487,500
                                          --------------
                                               1,193,550
                                          --------------
ELECTRONICS -- 11.3%
    15,000  EMCOR Group, Inc.*                   542,250
    30,000  Park Electrochemical Corp.           792,000
    20,000  Pixelworks, Inc.*                    714,800
                                          --------------
                                               2,049,050
                                          --------------
FINANCIAL SERVICES -- 1.7%
    10,000  UCBH Holdings, Inc.                  303,500
                                          --------------
FOOD AND BEVERAGE -- 4.2%
    10,000  Green Mountain Coffee, Inc*          298,800
    14,500  Panera Bread Company*                457,765
                                          --------------
                                                 756,565
                                          --------------
HEALTHCARE -- 4.3%
    24,000  Dynacq International, Inc.*          461,520
     6,500  RehabCare Group, Inc.*               313,300
                                          --------------
                                                 774,820
                                          --------------
INSURANCE -- 7.1%
    10,000  AmeriUs Group Co.                    354,700
    31,000  Harleysville Group, Inc.             922,250
                                          --------------
                                               1,276,950
                                          --------------
MANUFACTURING -- 4.6%
    17,700  Direct Focus, Inc.*                  840,750
                                          --------------

--------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
--------------------------------------------------------
--------------------------------------------------------
OIL & GAS SERVICES -- 4.5%
    10,000  AmeriGas Partners L.P.        $      232,000
    10,000  Penn Virginia Corp.                  329,000
    20,000  Seitel, Inc.*                        262,000
                                          --------------
                                                 823,000
                                          --------------
PHARMACEUTICAL -- 2.6%
     6,000  CIMA Labs, Inc.*                     471,000
                                          --------------
RETAIL -- 8.1%
    60,000  Circuit City Stores-CarMax
              Group*                             957,600
    23,500  Gart Sports Company*                 517,000
                                          --------------
                                               1,474,600
                                          --------------
TELECOMMUNICATIONS AND
  EQUIPMENT -- 10.0%
    19,000  Catapult Communications
              Corp.*                             427,500
    10,000  Metro One
              Telecommunications*                648,700
    50,000  SymmetriCom, Inc.*                   732,000
                                          --------------
                                               1,808,200
                                          --------------
TRANSPORTATION -- 3.9%
    37,000  AirTran Holdings, Inc.*              388,500
    20,000  Interpool, Inc.                      314,000
                                          --------------
                                                 702,500
                                          --------------
TOTAL COMMON STOCKS
  (COST $14,808,145)                          17,519,900
                                          --------------
MONEY MARKET FUNDS -- 5.6%
 1,006,984  Fund for Government
              Investors
              (Cost $1,006,984)                1,006,984
                                          --------------
TOTAL INVESTMENTS -- 102.4%
  (COST $15,815,129)                      $   18,526,884
Liabilities in Excess of Other
  Assets -- (2.4%)                              (431,382)
                                          --------------
NET ASSETS -- 100.0%                      $   18,095,502
                                          ==============
NET ASSETS CONSIST OF:
  Paid-in Capital                         $   25,901,883
  Net Investment Loss                            (48,327)
  Accumulated Net Realized Loss on
    Investments                              (10,469,809)
  Net Unrealized Appreciation of
    Investments                                2,711,755
                                          --------------
NET ASSETS                                $   18,095,502
                                          ==============
NET ASSET VALUE PER SHARE
  (Based on 733,195 Shares
    Outstanding)                                  $24.68
                                          ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2001 (continued)
(unaudited)

               SMALL CAP VALUE PORTFOLIO
-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
COMMON STOCKS -- 97.0%
BUILDING AND CONSTRUCTION -- 5.9%
     8,800  Building Material Holding
              Corp.*                       $   133,848
     6,475  Granite Construction, Inc.         164,595
                                           -----------
                                               298,443
                                           -----------
CHEMICALS -- 4.7%
     4,750  Cabot Corp.                        171,095
    12,600  Methanex Corp.*                     66,150
                                           -----------
                                               237,245
                                           -----------
ELECTRONICS -- 6.3%
     4,300  EMCOR Group, Inc.*                 155,445
     8,900  Nu Horizons Eletronics Corp.*       84,550
     3,000  Park Electrochemical Corp.          79,200
                                           -----------
                                               319,195
                                           -----------
FINANCIAL SERVICES -- 17.8%
     6,050  Boston Private Financial
              Holdings, Inc.                   135,520
     7,150  Coastal Bancorp, Inc.              228,514
     7,140  Hudson City Bancorp, Inc.          164,863
     8,050  IBERIABANK Corp.                   237,877
     4,300  MAF Bancorp, Inc.                  132,010
                                           -----------
                                               898,784
                                           -----------
FOOD AND BEVERAGE -- 2.9%
     3,700  Smithfield Foods, Inc.*            149,110
                                           -----------
GARDEN PRODUCTS -- 3.5%
     3,900  The Toro Co.                       175,305
                                           -----------
HEALTHCARE -- 3.0%
     3,450  Rightchoice Managed Care,
              Inc.*                            153,180
                                           -----------
INDUSTRIAL MACHINERY  -- 6.0%
     5,200  Albany International Corp.*         98,280
     5,150  Ampco-Pittsburgh Corp.              58,195
    10,800  Ladish Co., Inc.*                  144,396
                                           -----------
                                               300,871
                                           -----------
OIL, GAS AND ELECTRIC SERVICES -- 10.4%
     6,100  Denbury Resources, Inc.*            57,340
     2,850  Patina Oil & Gas Corp.              75,525
     4,150  Powell Industries, Inc.*           124,500
     9,500  Range Resources Corp.*              57,000
     4,550  TETRA Technologies, Inc.*          111,247
     3,020  Western Gas Resources, Inc.         98,452
                                           -----------
                                               524,064
                                           -----------
PHARMACEUTICALS -- 2.6%
     7,900  Perrigo Co.*                       131,851
                                           -----------
PUBLISHING -- 4.2%
     7,200  Banta Corp.                        210,960
                                           -----------

-------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
-------------------------------------------------------
-------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 7.2%
    12,000  Annaly Mortgage Management,
              Inc.                         $   164,520
    10,800  Anthracite Capital, Inc.           119,340
     5,000  Thornburg Mortgage, Inc.            77,550
                                           -----------
                                               361,410
                                           -----------
RESTAURANTS -- 3.7%
    11,050  Landry's Seafood Restaurant        187,850
                                           -----------
RETAIL -- 2.6%
     8,300  Circuit City Stores, Inc. --
              CarMax Group*                    132,468
                                           -----------
TELECOMMUNICATIONS AND EQUIPMENT -- 1.4%
     5,000  SymmetriCom, Inc.*                  73,200
                                           -----------
TRAVEL SERVICES -- 7.0%
     5,200  Ambassadors International,
              Inc.*                            128,440
     8,000  Navigant International, Inc.*      112,000
     9,700  ResortQuest International,
              Inc.*                            111,550
                                           -----------
                                               351,990
                                           -----------
UTILITIES -- 5.5%
     2,620  CH Energy Group, Inc.              115,149
     5,000  Public Service Co. of New
              Mexico                           160,500
                                           -----------
                                               275,649
                                           -----------
VITAMINS & NUTRITIONAL PRODUCTS -- 2.3%
    10,000  Nature's Sunshine Products,
              Inc.                             118,300
                                           -----------
TOTAL COMMON STOCKS
  (COST $4,374,885)                          4,899,875
                                           -----------
MONEY MARKET FUNDS -- 2.9%
   148,416  Fund for Government Investors
              (Cost $148,416)                  148,416
                                           -----------
TOTAL INVESTMENTS -- 99.9%
  (COST $4,523,301)                        $ 5,048,291
Other Assets Less Liabilities -- 0.1%            3,976
                                           -----------
NET ASSETS -- 100.0%                       $ 5,052,267
                                           ===========
NET ASSETS CONSIST OF:
  Paid-in Capital                          $ 4,569,450
  Net Operating Loss                            (2,267)
  Accumulated Net Realized Loss on
    Investments                                (39,906)
  Net Unrealized Appreciation of
    Investments                                524,990
                                           -----------
NET ASSETS                                 $ 5,052,267
                                           ===========
NET ASSET VALUE PER SHARE
  (Based on 428,260 Shares Outstanding)         $11.80
                                           ===========

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2001 (continued)
(unaudited)

               LARGE CAP GROWTH PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 99.4%
AEROSPACE/DEFENSE -- 3.7%
    16,000  The Boeing Co.                 $      889,600
                                           --------------
COMPUTER EQUIPMENT, SOFTWARE
  AND SERVICES -- 2.1%
    10,000  PeopleSoft, Inc.*                     492,300
                                           --------------
COMPUTER NETWORKS -- 3.7%
    21,600  Emulex Corp.*                         872,640
                                           --------------
FINANCIAL SERVICES -- 11.8%
    27,500  Amvescap PLC ADR                      952,325
    10,500  Household International, Inc.         700,350
    31,500  Washington Mutual, Inc.             1,182,825
                                           --------------
                                                2,835,500
                                           --------------
FOOD, BEVERAGE AND TOBACCO -- 10.6%
    10,000  General Mills, Inc.                   437,800
    20,600  Phillip Morris Companies,
              Inc.                              1,045,450
    39,000  SYSCO Corp.                         1,058,850
                                           --------------
                                                2,542,100
                                           --------------
HEALTHCARE -- 16.2%
     7,500  Cardinal Health, Inc.                 517,500
    19,800  Johnson & Johnson                     990,000
    22,000  Tenet Healthcare Corp.              1,134,980
    20,000  UnitedHealth Group, Inc.            1,235,000
                                           --------------
                                                3,877,480
                                           --------------
INSURANCE -- 4.5%
    16,800  Loews Corp.                         1,082,424
                                           --------------
MANUFACTURING -- 3.4%
    15,000  Tyco International, Ltd.              817,500
                                           --------------
OIL & GAS SERVICES -- 8.6%
    29,100  Dynegy, Inc.                        1,353,150
    10,500  Texaco, Inc.                          699,300
                                           --------------
                                                2,052,450
                                           --------------

---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
---------------------------------------------------------
PHARMACEUTICALS -- 10.5%
    14,000  Allergan, Inc.                 $    1,197,000
    18,400  Forest Laboratories, Inc.*          1,306,400
                                           --------------
                                                2,503,400
                                           --------------
RECREATIONAL VEHICLES -- 5.3%
    27,000  Harley-Davidson, Inc.               1,271,160
                                           --------------
TRANSPORTATION -- 4.9%
    63,000  Southwest Airlines Co.              1,164,870
                                           --------------
UTILITIES -- 14.1%
    28,000  Calpine Corp.*                      1,058,400
    16,000  Dominion Resources, Inc.              962,080
    21,000  Exelon Corp.*                       1,346,520
                                           --------------
                                                3,367,000
                                           --------------
TOTAL COMMON STOCKS (COST $23,195,082)
                                               23,768,424
                                           --------------
MONEY MARKET FUNDS -- 0.4%
    98,484  Fund for Government Investors
              (Cost $98,484)                       98,484
                                           --------------
TOTAL INVESTMENTS -- 99.8%
  (COST $23,293,566)                       $   23,866,908
Other Assets Less Liabilities -- 0.2%              58,530
                                           --------------
NET ASSETS -- 100.0%                       $   23,925,438
                                           ==============
NET ASSETS CONSIST OF:
  Paid-in Capital                          $   41,134,720
  Net Investment Loss                            (106,717)
  Accumulated Net Realized Loss on
    Investments                               (17,675,907)
  Net Unrealized Appreciation of
    Investments                                   573,342
                                           --------------
NET ASSETS                                 $   23,925,438
                                           ==============
NET ASSET VALUE PER SHARE
  (Based on 1,451,808 Shares Outstanding)          $16.48
                                           ==============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2001 (continued)
(unaudited)

               LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
--------------------------------------------------------
COMMON STOCKS -- 93.3%
AEROSPACE/DEFENSE -- 9.5%
       600  The Boeing Co.                 $      33,360
     1,250  Lockheed Martin Corp.                 46,312
       600  United Technologies Corp.             43,956
                                           -------------
                                                 123,628
                                           -------------
COMMERCIAL SERVICES -- 3.2%
     2,075  Cendant Corp.*                        40,463
                                           -------------
FINANCIAL SERVICES -- 18.6%
     1,325  Amvescap PLC ADR                      45,885
       600  Household International, Inc.         40,020
       650  John Hancock Financial
              Services, Inc.                      26,169
       580  Lehman Brothers Holdings,
              Inc.                                45,095
     2,100  SouthTrust Corp.                      54,600
       750  Washington Mutual, Inc.               28,163
                                           -------------
                                                 239,932
                                           -------------
FOOD, BEVERAGE AND TOBACCO -- 8.2%
       750  Philip Morris Companies, Inc.         38,063
     1,400  Ralston Purina Co.                    42,028
       950  SYSCO Corp.                           25,792
                                           -------------
                                                 105,883
                                           -------------
INSURANCE -- 11.3%
       800  The Allstate Corp.                    35,192
       880  American General Corp.                40,876
       600  Loews Corp.                           38,658
       600  St. Paul Companies, Inc.              30,414
                                           -------------
                                                 145,140
                                           -------------
MEDICAL SPECIALTIES -- 6.4%
     1,000  Baxter International, Inc.            49,000
       600  Stryker Corp.                         32,910
                                           -------------
                                                  81,910
                                           -------------
METALS -- 2.9%
       900  Alcan, Inc.                           37,818
                                           -------------
PHOTO EQUIPMENT & SUPPLIES -- 7.7%
     1,000  Eastman Kodak Co.                     46,680
     1,200  Fuji Photo Film Co., Ltd.             52,200
                                           -------------
                                                  98,880
                                           -------------
RETAIL -- 3.7%
     1,500  TJX Companies, Inc.                   47,805
                                           -------------
TRANSPORTATION -- 5.5%
     1,830  Canadian Pacific Ltd.                 70,912
                                           -------------

--------------------------------------------------------
                                           Market Value
  Shares                                     (Note 1)
--------------------------------------------------------
--------------------------------------------------------
UTILITIES -- 16.3%
       690  Dominion Resources, Inc.       $      41,490
       850  Duke Energy Corp.                     33,158
       500  Entergy Corp.                         19,195
       650  PPL Corp.                             35,750
     1,300  Reliant Energy, Inc.                  41,873
       800  TXU Corp.                             38,552
                                           -------------
                                                 210,018
                                           -------------
TOTAL COMMON STOCKS
  (COST $1,165,665)                            1,202,389
                                           -------------
MONEY MARKET FUNDS -- 6.6%
    84,171  Fund for Government Investors
              (Cost $84,171)                      84,171
                                           -------------
TOTAL INVESTMENTS -- 99.9%
  (COST $1,249,836)                        $   1,286,560
    Other Assets Less Liabilities -- 0.1%          1,833
                                           -------------
NET ASSETS -- 100.0%                       $   1,288,393
                                           =============
NET ASSETS CONSIST OF:
  Paid-in Capital                          $   1,479,407
  Net Investment Income                            4,122
  Accumulated Net Realized Loss on
    Investments                                 (231,860)
  Net Unrealized Appreciation of
    Investments                                   36,724
                                           -------------
NET ASSETS                                 $   1,288,393
                                           =============
NET ASSET VALUE PER SHARE
  (Based on 133,999 Shares Outstanding)            $9.61
                                           =============

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2001 (continued)
(unaudited)

          AGGRESSIVE SMALL CAP EQUITY PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 97.0%
AEROSPACE/DEFENSE -- 8.3%
     3,000  Alliant Techsystems, Inc.*     $      269,700
    23,100  DRS Technologies, Inc.*               530,838
    23,375  Engineered Support Systems,
              Inc.                                916,066
                                           --------------
                                                1,716,604
                                           --------------
APPAREL -- 9.0%
    13,700  The Cato Corp.                        267,424
    26,100  Chico's FAS, Inc.*                    776,475
    18,700  Hot Topic, Inc.*                      581,570
    11,600  The J. Jill Group Inc.*               234,900
                                           --------------
                                                1,860,369
                                           --------------
BUILDING AND CONSTRUCTION -- 4.6%
     3,800  NVR, Inc.*                            562,400
     9,700  Toll Brothers, Inc.*                  381,307
                                           --------------
                                                  943,707
                                           --------------
CASINOS AND GAMING -- 7.7%
    16,800  Argosy Gaming Co.*                    466,368
    21,300  MTR Gaming Group, Inc.*               287,550
    40,275  Shuffle Master, Inc.*                 845,775
                                           --------------
                                                1,599,693
                                           --------------
COMMERCIAL SERVICES -- 1.3%
     7,600  Waste Connections, Inc.*              273,600
                                           --------------
COMPUTER EQUIPMENT, SOFTWARE
  AND SERVICES -- 3.1%
    12,500  CACI International, Inc.*             587,500
    20,600  Innodata Corp.*                        63,448
                                           --------------
                                                  650,948
                                           --------------
EDUCATIONAL SERVICES -- 6.8%
     5,300  Career Education Corp.*               317,470
    15,400  Corinthian Colleges, Inc.*            724,878
     7,900  Scholastic Corp.*                     355,500
                                           --------------
                                                1,397,848
                                           --------------
ENGINEERING AND CONSULTING
  SERVICES -- 4.5%
     6,800  Jacobs Engineering Group,
              Inc.*                               443,564
    13,200  Keith Cos., Inc*                      229,680
    25,400  U.S. Laboratories, Inc.*              249,174
                                           --------------
                                                  922,418
                                           --------------

---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
---------------------------------------------------------
FINANCIAL SERVICES -- 1.1%
    12,200  Capitol Federal Financial      $      235,826
                                           --------------
FOOD -- 1.7%
     7,500  American Italian Pasta Co.*           348,000
                                           --------------
HEALTHCARE -- 5.5%
     8,900  AdvancePCS*                           570,045
    35,550  U.S. Physical Therapy, Inc.*          567,734
                                           --------------
                                                1,137,779
                                           --------------
INDUSTRIAL MACHINERY -- 1.8%
    14,200  BEI Technologies, Inc.                383,542
                                           --------------
INSURANCE -- 4.1%
    18,100  Harleysville Group, Inc.              538,475
    24,500  Scottish Annuity & Life
              Holdings, Ltd.                      310,905
                                           --------------
                                                  849,380
                                           --------------
MANUFACTURING -- 12.8%
    23,250  Direct Focus, Inc.*                 1,104,375
    18,200  Woodward Governor Co.               1,535,170
                                           --------------
                                                2,639,545
                                           --------------
MEDICAL SPECIALTIES -- 3.4%
    24,600  ESC Medical Systems Ltd.*             709,710
                                           --------------
PHARMACEUTICALS -- 10.8%
     8,700  CIMA Labs, Inc.*                      682,950
     8,200  D&K Healthcare Resources,
              Inc.                                302,170
    14,200  Taro Pharmaceutical
              Industries Ltd.*                  1,243,352
                                           --------------
                                                2,228,472
                                           --------------
SEMICONDUCTORS AND RELATED -- 5.0%
    16,600  Merix Corp.*                          290,334
    10,400  Microsemi Corp.*                      738,400
                                           --------------
                                                1,028,734
                                           --------------
TELECOMMUNICATIONS EQUIPMENT -- 1.9%
    26,700  SymmetriCom, Inc.*                    390,888
                                           --------------
TRANSPORTATION -- 3.6%
    38,800  Offshore Logistics, Inc.*             737,200
                                           --------------
TOTAL COMMON STOCKS (COST $16,711,491)
                                               20,054,263
                                           --------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF NET ASSETS
June 30, 2001 (continued)
(unaudited)

---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
MONEY MARKET FUNDS -- 9.8%
 2,016,641  Fund for Government Investors
              (Cost $2,016,641)            $    2,016,641
                                           --------------
TOTAL INVESTMENTS -- 106.8%
  (COST $18,728,132)                       $   22,070,904
Receivable for Investments Sold -- 8.0%
                                                1,655,467
Payable for Investments
  Purchased -- (14.7)%                         (3,030,662)
Liabilities in Excess of Other
  Assets -- (0.1)%                                (25,860)
                                           --------------
NET ASSETS -- 100.0%                       $   20,669,849
                                           ==============
NET ASSETS CONSIST OF:
  Paid-in Capital                          $   28,311,876
  Net Investment Loss                            (111,021)
  Accumulated Net Realized Loss on
    Investments                               (10,873,778)
  Net Unrealized Appreciation of
    Investments                                 3,342,772
                                           --------------
NET ASSETS                                 $   20,669,849
                                           ==============
NET ASSET VALUE PER SHARE
  (Based on 2,048,963 Shares Outstanding)          $10.09
                                           ==============

------------------------------

ADR American Depository Receipts

*Non-income producing

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2001
(unaudited)

                                                             AGGRESSIVE       MID CAP       AGGRESSIVE
                                                               GROWTH          GROWTH        MICRO CAP
                                                              PORTFOLIO      PORTFOLIO       PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).......................................  $    66,962    $    300,979    $    17,867
   Dividends (Note 1)......................................      464,302         750,847         81,237
                                                             -----------    ------------    -----------
     Total Investment Income...............................      531,264       1,051,826         99,104
                                                             -----------    ------------    -----------
 EXPENSES
   Investment Advisory Fee (Note 2)........................      307,929         999,900         83,116
   Administrative Fee (Note 2).............................       91,646         119,036         24,737
   Distribution Plan Fees -- Regular Class (Note 4)........       91,646         270,013         24,737
   Transfer Agent and Custodian Fee (Note 3)...............       67,619         186,973         32,164
   Shareholder Reports and Notices.........................       13,860          58,144          7,545
   Registration Fees.......................................       11,343          70,214         24,746
   Audit Fees..............................................        3,300           3,300          3,300
   Legal Fees..............................................        3,214           3,214          3,214
   Trustees' Fees and Expenses (Note 2)....................        2,678           2,678          2,678
   Other Expenses..........................................       10,572          30,001          3,270
                                                             -----------    ------------    -----------
     Total Expenses........................................      603,807       1,743,473        209,507
     Less Expenses Reimbursed by Investment Adviser (Note
       2)..................................................      (57,599)       (187,149)       (62,076)
                                                             -----------    ------------    -----------
       Net Expenses........................................      546,208       1,556,324        147,431
                                                             -----------    ------------    -----------
 NET INVESTMENT LOSS.......................................      (14,944)       (504,498)       (48,327)
                                                             -----------    ------------    -----------
 Net Realized Loss on Investment Transactions..............   (7,975,304)    (28,594,230)    (4,877,278)
 Change in Net Unrealized Appreciation of Investments......   (1,631,306)    (40,919,761)     1,793,711
                                                             -----------    ------------    -----------
 NET LOSS ON INVESTMENTS...................................   (9,606,610)    (69,513,991)    (3,083,567)
                                                             -----------    ------------    -----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS......  $(9,621,554)   $(70,018,489)   $(3,131,894)
                                                             ===========    ============    ===========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2001
(unaudited)

                                              SMALL CAP     LARGE CAP      LARGE CAP    AGGRESSIVE SMALL
                                                VALUE         GROWTH         VALUE         CAP EQUITY
                                              PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1)........................  $  7,665     $     21,984    $  2,388       $    26,489
   Dividends (Note 1).......................    14,919          106,183      10,439            21,622
                                              --------     ------------    --------       -----------
     Total Investment Income................    22,584          128,167      12,827            48,111
                                              --------     ------------    --------       -----------
 EXPENSES
   Investment Advisory Fee (Note 2).........    14,010          132,418       4,663            89,712
   Administrative Fee (Note 2)..............     4,170           39,410       1,554            26,700
   Distribution Plan Fees (Note 4)..........     4,170           39,410       1,554            26,700
   Transfer Agent and Custodian Fee (Note
     3).....................................    24,111           39,809      21,566            38,782
   Organizational Expense (Note 1)..........     9,180            9,180       9,180                --
   Registration Fees........................     8,774           21,181       8,712            18,711
   Audit Fees...............................     3,300            3,300       3,300             5,000
   Legal Fees...............................     3,214            3,214       3,214             3,214
   Trustees' Fees and Expenses (Note 2).....     2,678            2,678       2,678             2,678
   Shareholder Reports and Notices..........     1,060            9,324         787            27,360
   Other Expenses...........................       634            5,662         490             4,302
                                              --------     ------------    --------       -----------
     Total Expenses.........................    75,301          305,586      57,698           243,159
     Less Expenses Reimbursed by Investment
       Adviser (Note 2).....................   (50,450)         (70,702)    (48,993)          (84,027)
                                              --------     ------------    --------       -----------
       Net Expenses.........................    24,851          234,884       8,705           159,132
                                              --------     ------------    --------       -----------
 NET INVESTMENT INCOME (LOSS)...............    (2,267)        (106,717)      4,122          (111,021)
                                              --------     ------------    --------       -----------
 Net Realized Gain (Loss) on Investment
   Transactions.............................   106,878      (13,716,519)    (96,371)       (8,228,298)
 Change in Net Unrealized Appreciation/
   Depreciation of Investments..............   224,669        3,242,250      (2,183)        3,323,915
                                              --------     ------------    --------       -----------
 NET GAIN (LOSS) ON INVESTMENTS.............   331,547      (10,474,269)    (98,554)       (4,904,383)
                                              --------     ------------    --------       -----------
 NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS................  $329,280     $(10,580,986)   $(94,432)      $(5,015,404)
                                              ========     ============    ========       ===========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                   AGGRESSIVE GROWTH                MID CAP GROWTH
                                                       PORTFOLIO                       PORTFOLIO
                                              FOR THE SIX    FOR THE YEAR     FOR THE SIX    FOR THE YEAR
                                             MONTHS ENDED        ENDED       MONTHS ENDED        ENDED
                                             JUNE 30, 2001   DECEMBER 31,    JUNE 30, 2001   DECEMBER 31,
                                              (UNAUDITED)        2000         (UNAUDITED)        2000
                                             -------------   -------------   -------------   -------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss.....................  $    (14,944)   $  (1,025,265)  $    (504,498)  $  (2,187,530)
   Net Realized Gain (Loss) on Investment
     Transactions..........................    (7,975,304)       5,128,839     (28,594,230)    (21,227,494)
   Change in Net Unrealized Appreciation of
     Investments...........................    (1,631,306)      (3,438,491)    (40,919,761)      6,031,902
                                             ------------    -------------   -------------   -------------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations...........    (9,621,554)         665,083     (70,018,489)    (17,383,122)
                                             ------------    -------------   -------------   -------------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Realized Gain:
       Regular Class.......................            --      (14,102,160)             --      (3,510,520)
       I Class.............................            --               --              --        (295,384)
                                             ------------    -------------   -------------   -------------
          Total Distributions to
            Shareholders...................            --      (14,102,160)             --      (3,805,904)
                                             ------------    -------------   -------------   -------------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Regular Class.......................    88,386,672      152,111,538     144,514,245     463,679,016
       I Class.............................            --               --       4,136,985      28,824,576
   Reinvestment of Distributions:
       Regular Class.......................            --       13,991,106              --       3,380,026
       I Class.............................            --               --              --         294,096
   Cost of Shares Redeemed:
       Regular Class.......................   (87,197,008)    (155,548,611)   (155,892,573)   (324,704,413)
       I Class.............................            --               --      (5,850,362)     (1,405,268)
                                             ------------    -------------   -------------   -------------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions...     1,189,664       10,554,033     (13,091,705)    170,068,033
                                             ------------    -------------   -------------   -------------
     TOTAL INCREASE (DECREASE) IN NET
       ASSETS..............................    (8,431,890)      (2,883,044)    (83,110,194)    148,879,007
 NET ASSETS -- Beginning of Period.........    87,145,403       90,028,447     285,986,569     137,107,562
                                             ------------    -------------   -------------   -------------
 NET ASSETS -- End of Period...............  $ 78,713,513    $  87,145,403   $ 202,876,375   $ 285,986,569
                                             ============    =============   =============   =============
 SHARES
   Sold:
       Regular Class.......................     6,330,590        7,708,647       5,511,129      13,756,733
       I Class.............................            --               --         153,800         841,120
   Issued in Reinvestment of Distributions:
       Regular Class.......................            --          909,773              --         115,861
       I Class.............................            --               --              --          10,048
   Redeemed:
       Regular Class.......................    (6,307,569)      (7,982,360)     (6,027,284)     (9,949,385)
       I Class.............................            --               --        (234,638)        (45,026)
                                             ------------    -------------   -------------   -------------
     Net Increase (Decrease) in Shares.....        23,021          636,060        (596,993)      4,729,351
                                             ============    =============   =============   =============

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                   AGGRESSIVE MICRO CAP              SMALL CAP VALUE
                                                         PORTFOLIO                      PORTFOLIO
                                                FOR THE SIX    FOR THE YEAR     FOR THE SIX    FOR THE YEAR
                                               MONTHS ENDED        ENDED       MONTHS ENDED       ENDED
                                               JUNE 30, 2001   DECEMBER 31,    JUNE 30, 2001   DECEMBER 31,
                                                (UNAUDITED)        2000         (UNAUDITED)        2000
                                               -------------   -------------   -------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss.......................  $    (48,327)   $    (187,623)   $    (2,267)   $    (6,822)
   Net Realized Gain (Loss) on Investment
     Transactions............................    (4,877,278)      (5,592,531)       106,878         34,715
   Change in Net Unrealized Appreciation of
     Investments.............................     1,793,711         (284,007)       224,669        229,893
                                               ------------    -------------    -----------    -----------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations.............    (3,131,894)      (6,064,161)       329,280        257,786
                                               ------------    -------------    -----------    -----------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income................            --               --             --         (2,976)
   From Net Realized Gain....................            --         (626,880)            --             --
                                               ------------    -------------    -----------    -----------
     Total Distributions to Shareholders.....            --         (626,880)            --         (2,976)
                                               ------------    -------------    -----------    -----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares.........    19,130,059      130,430,463      6,115,160      2,760,438
   Reinvestment of Distributions.............            --          613,427             --          2,900
   Cost of Shares Redeemed...................   (27,094,146)    (101,030,726)    (3,356,372)    (2,285,971)
                                               ------------    -------------    -----------    -----------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions.....    (7,964,087)      30,013,164      2,758,788        477,367
                                               ------------    -------------    -----------    -----------
     TOTAL INCREASE (DECREASE) IN NET
       ASSETS................................   (11,095,981)      23,322,123      3,088,068        732,177
 NET ASSETS -- Beginning of Period...........    29,191,483        5,869,360      1,964,199      1,232,022
                                               ------------    -------------    -----------    -----------
 NET ASSETS -- End of Period.................  $ 18,095,502    $  29,191,483    $ 5,052,267    $ 1,964,199
                                               ============    =============    ===========    ===========
 SHARES
   Sold......................................       816,403        4,162,443        549,644        276,935
   Issued in Reinvestment of Distributions...            --           23,832             --            294
   Redeemed..................................    (1,163,271)      (3,368,867)      (301,977)      (232,576)
                                               ------------    -------------    -----------    -----------
     Net Increase (Decrease) in Shares.......      (346,868)         817,408        247,667         44,653
                                               ============    =============    ===========    ===========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                     LARGE CAP GROWTH               LARGE CAP VALUE
                                                        PORTFOLIO                      PORTFOLIO
                                                FOR THE SIX    FOR THE YEAR    FOR THE SIX    FOR THE YEAR
                                               MONTHS ENDED       ENDED       MONTHS ENDED       ENDED
                                               JUNE 30, 2001   DECEMBER 31,   JUNE 30, 2001   DECEMBER 31,
                                                (UNAUDITED)        2000        (UNAUDITED)        2000
                                               -------------   ------------   -------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Income (Loss)..............  $   (106,717)   $  (405,951)    $     4,122    $    14,186
   Net Realized Loss on Investment
     Transactions............................   (13,716,519)    (3,959,388)        (96,371)      (107,856)
   Change in Net Unrealized Appreciation/
     Depreciation of Investments.............     3,242,250     (6,904,162)         (2,183)        88,585
                                               ------------    ------------    -----------    -----------
     Net Decrease in Net Assets Resulting
       from Operations.......................   (10,580,986)   (11,269,501)        (94,432)        (5,085)
                                               ------------    ------------    -----------    -----------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Investment Income................            --             --              --        (20,250)
   From Net Realized Gain....................            --       (107,968)             --             --
                                               ------------    ------------    -----------    -----------
     Total Distributions to Shareholders.....            --       (107,968)             --        (20,250)
                                               ------------    ------------    -----------    -----------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares.........    22,346,914     79,600,081       1,759,359      2,612,107
   Reinvestment of Distributions.............            --        105,856              --         19,655
   Cost of Shares Redeemed...................   (31,908,842)   (36,926,858)     (1,575,122)    (2,401,469)
                                               ------------    ------------    -----------    -----------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions.....    (9,561,928)    42,779,079         184,237        230,293
                                               ------------    ------------    -----------    -----------
     TOTAL INCREASE (DECREASE) IN NET
       ASSETS................................   (20,142,914)    31,401,610          89,805        204,958
 NET ASSETS -- Beginning of Period...........    44,068,352     12,666,742       1,198,588        993,630
                                               ------------    ------------    -----------    -----------
 NET ASSETS -- End of Period.................  $ 23,925,438    $44,068,352     $ 1,288,393    $ 1,198,588
                                               ============    ============    ===========    ===========
 SHARES
   Sold......................................     1,301,523      2,905,525         176,517        254,022
   Issued in Reinvestment of Distributions...            --          4,719              --          1,952
   Redeemed..................................    (1,877,966)    (1,418,881)       (158,469)      (235,245)
                                               ------------    ------------    -----------    -----------
     Net Increase (Decrease) in Shares.......      (576,443)     1,491,363          18,048         20,729
                                               ============    ============    ===========    ===========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                               AGGRESSIVE SMALL CAP EQUITY
                                                                        PORTFOLIO
                                                                FOR THE SIX    FOR THE YEAR
                                                               MONTHS ENDED       ENDED
                                                               JUNE 30, 2001   DECEMBER 31,
                                                                (UNAUDITED)        2000
                                                               -------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss.......................................  $   (111,021)   $   (428,143)
   Net Realized Loss on Investment Transactions..............    (8,228,298)     (1,654,811)
   Change in Net Unrealized Appreciation of Investments......     3,323,915     (10,315,543)
                                                               ------------    ------------
     Net Decrease in Net Assets Resulting from Operations....    (5,015,404)    (12,398,497)
                                                               ------------    ------------
 DISTRIBUTIONS TO SHAREHOLDERS
   From Net Realized Gain....................................            --      (3,956,923)
                                                               ------------    ------------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares.........................    23,477,227      57,952,651
   Reinvestment of Distributions.............................            --       3,832,947
   Cost of Shares Redeemed...................................   (24,960,213)    (56,887,579)
                                                               ------------    ------------
     Net Increase (Decrease) in Net Assets Resulting from
       Share Transactions....................................    (1,482,986)      4,898,019
                                                               ------------    ------------
     TOTAL DECREASE IN NET ASSETS............................    (6,498,390)    (11,457,401)
 NET ASSETS -- Beginning of Period...........................    27,168,239      38,625,640
                                                               ------------    ------------
 NET ASSETS -- End of Period.................................  $ 20,669,849    $ 27,168,239
                                                               ============    ============
 SHARES
   Sold......................................................     2,442,948       2,861,479
   Issued in Reinvestment of Distributions...................            --         310,863
   Redeemed..................................................    (2,606,128)     (2,866,456)
                                                               ------------    ------------
     Net Increase (Decrease) in Shares.......................      (163,180)        305,886
                                                               ============    ============

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     AGGRESSIVE GROWTH
                                       FOR THE SIX                       PORTFOLIO
                                      MONTHS ENDED            FOR THE YEARS ENDED DECEMBER 31,
                                      JUNE 30, 2001   ------------------------------------------------
                                       (UNAUDITED)     2000      1999      1998       1997      1996
                                      -------------   -------   -------   -------   --------   -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period.........................      $16.22       $19.01    $14.82    $13.29     $12.25     $9.99
                                         -------      -------   -------   -------   --------   -------
   Income from Investment
     Operations:
     Net Investment Loss............          --        (0.19)    (0.16)    (0.15)     (0.14)    (0.12)
     Net Realized and Unrealized
       Gain on Investments..........       (1.63)        0.59      6.95      1.68       1.34      2.38(A)
                                         -------      -------   -------   -------   --------   -------
   Total from Investment
     Operations.....................       (1.63)        0.40      6.79      1.53       1.20      2.26
                                         -------      -------   -------   -------   --------   -------
 Distributions to Shareholders:
   From Net Realized Gain...........          --        (3.19)    (2.60)       --      (0.16)       --
                                         -------      -------   -------   -------   --------   -------
   Net Increase (Decrease) in Net
     Asset Value....................       (1.63)       (2.79)     4.19      1.53       1.04      2.26
                                         -------      -------   -------   -------   --------   -------
   Net Asset Value -- End of
     Period.........................      $14.59       $16.22    $19.01    $14.82     $13.29    $12.25
                                         =======      =======   =======   =======   ========   =======
 TOTAL INVESTMENT RETURN............      (10.05)%(B)    3.06%    46.11%    11.51%      9.77%    22.62%
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement
     (Note 2).......................        1.49%(C)     1.49%     1.49%     1.68%      2.00%     2.00%
   Expenses Before Reimbursement
     (Note 2).......................        1.65%(C)     1.63%     1.68%     1.89%      2.15%     2.22%
   Net Investment Loss After
     Reimbursement (Note 2).........       (0.04)%(C)   (1.11)%   (1.00)%   (0.92)%    (1.07)%   (1.57)%
   Net Investment Loss Before
     Reimbursement (Note 2).........       (0.19)%(C)   (1.26)%   (1.20)%   (1.13)%    (1.22)%   (1.77)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate..........         263%         376%      702%      237%       247%      169%
   Net Assets at End of Period (in
     thousands).....................     $78,714      $87,145   $90,028   $81,404   $101,746   $95,246
   Number of Shares Outstanding at
     End of Period (in thousands)...       5,395        5,372     4,736     5,491      7,657     7,774
 -----------------------------------

 (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
 (B) Total returns for periods of less than one year are not annualized.
 (C) Annualized

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        MID CAP GROWTH
                                                                          PORTFOLIO
                                                        REGULAR CLASS                                          I CLASS
                             --------------------------------------------------------------------    ----------------------------
                              FOR THE SIX             FOR THE YEARS ENDED              FOR THE        FOR THE SIX      FOR THE
                             MONTHS ENDED                DECEMBER 31,                PERIOD ENDED    MONTHS ENDED    PERIOD ENDED
                             JUNE 30, 2001   -------------------------------------   DECEMBER 31,    JUNE 30, 2001   DECEMBER 31,
                              (UNAUDITED)      2000       1999      1998     1997       1998*         (UNAUDITED)       2000**
                             -------------   --------   --------   ------   ------   ------------    -------------   ------------
 PER SHARE OPERATING
  PERFORMANCE:
  Net Asset
    Value -- Beginning of
    Period.................      $30.84        $30.20     $13.65   $12.43   $10.27       $10.00          $30.95         $31.31
                               --------      --------   --------   ------   ------     --------        --------        -------
  Income from Investment
    Operations:
    Net Investment Income
      (Loss)...............       (0.06)        (0.25)     (0.08)   (0.06)   (0.06)        0.01           (0.02)         (0.08)
    Net Realized and
      Unrealized Gain on
      Investments..........       (7.40)         1.32(A)    17.40    1.59     2.75         0.27           (7.41)          0.15(A)
                               --------      --------   --------   ------   ------     --------        --------        -------
  Total from Investment
    Operations.............       (7.46)         1.07      17.32     1.53     2.69         0.28           (7.43)          0.07
                               --------      --------   --------   ------   ------     --------        --------        -------
 Distributions to
  Shareholders:
  From Net Investment
    Income.................          --            --         --       --       --        (0.01)             --             --
  From Net Realized Gain...          --         (0.43)     (0.77)   (0.31)   (0.53)          --              --          (0.43)
                               --------      --------   --------   ------   ------     --------        --------        -------
  Total Distributions to
    Shareholders...........          --         (0.43)     (0.77)   (0.31)   (0.53)       (0.01)             --          (0.43)
                               --------      --------   --------   ------   ------     --------        --------        -------
  Net Increase in Net Asset
    Value..................       (7.46)         0.64      16.55     1.22     2.16         0.27           (7.43)         (0.36)
                               --------      --------   --------   ------   ------     --------        --------        -------
  Net Asset Value -- End of
    Period.................      $23.38        $30.84     $30.20   $13.65   $12.43       $10.27          $23.52         $30.95
                               ========      ========   ========   ======   ======     ========        ========        =======
 TOTAL INVESTMENT RETURN...      (24.19)%(B)     3.63%    126.97%   12.31%   26.18%        2.75%(B)      (24.01)%(B)      0.31%(B)

 RATIOS TO AVERAGE NET
  ASSETS:
  Expenses After
    Reimbursement (Note
    2).....................        1.34%(C)      1.34%      1.49%    1.66%    2.00%        2.00%(C)        0.99%(C)       0.99%(C)
  Expenses Before
    Reimbursement (Note
    2).....................        1.50%(C)      1.41%      1.69%    2.56%    3.27%      113.02%(C)        1.15%(C)       1.06%(C)
  Net Investment Loss After
    Reimbursement (Note
    2).....................       (0.46)%(C)    (0.87)%    (1.00)%  (0.38)%  (0.69)%       0.87%(C)       (0.10)%(C)     (0.47)%(C)
  Net Investment Loss
    Before Reimbursement
    (Note 2)...............       (0.62)%(C)    (0.94)%    (1.23)%  (1.27)%  (1.96)%    (110.15)%(C)      (0.26)%(C)     (0.54)%(C)

 SUPPLEMENTARY DATA:
  Portfolio Turnover
    Rate...................         134%          196%       208%     211%     163%          --             134%           196%
  Net Assets at End of
    Period (in
    thousands).............    $185,818      $261,040   $137,108   $8,124   $8,373       $1,642         $17,058        $24,947
  Number of Shares
    Outstanding at End of
    Period (in
    thousands).............       7,947         8,463      4,540      595      673          160             725            806
 --------------------------

  (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
  (B) Total returns for periods of less than one year are not annualized.
  (C) Annualized

  * From Commencement of Operations November 26, 1996
 ** From Commencement of Operations February 2, 2000

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                AGGRESSIVE MICRO CAP
                                                                     PORTFOLIO
                                              FOR THE SIX       FOR THE YEARS ENDED      FOR THE PERIOD
                                             MONTHS ENDED          DECEMBER 31,              ENDED
                                             JUNE 30, 2001   -------------------------    DECEMBER 31,
                                              (UNAUDITED)     2000      1999     1998        1997*
                                             -------------   -------   ------   ------   --------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period................................      $27.03       $22.35   $20.42   $20.40       $15.64
                                                -------      -------   ------   ------      -------
   Income from Investment Operations:
     Net Investment Loss...................       (0.07)       (0.14)   (0.28)   (0.14)       (0.05)
     Net Realized and Unrealized Gain
       (Loss) on Investments...............       (2.28)        5.43(A)   3.27    0.16         5.17
                                                -------      -------   ------   ------      -------
   Total from Investment Operations........       (2.35)        5.29     2.99     0.02         5.12
                                                -------      -------   ------   ------      -------
 Distributions to Shareholders:
   From Net Realized Gain..................          --        (0.61)   (1.06)      --        (0.36)
                                                -------      -------   ------   ------      -------
   Net Increase (Decrease) in Net Asset
     Value.................................       (2.35)        4.68     1.93     0.02         4.76
                                                -------      -------   ------   ------      -------
   Net Asset Value -- End of Period........      $24.68       $27.03   $22.35   $20.42       $20.40
                                                =======      =======   ======   ======      =======
 TOTAL INVESTMENT RETURN...................       (8.69)%(B)   23.82%   14.79%    0.10%       32.76%(B)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)...        1.48%(C)     1.48%    1.49%    1.51%        1.55%(C)
   Expenses Before Reimbursement (Note 2)..        2.13%(C)     1.84%    2.68%    2.50%        3.21%(C)
   Net Investment Loss After Reimbursement
     (Note 2)..............................       (0.49)%(C)   (0.85)%  (1.06)%  (0.71)%      (0.54)%(C)
   Net Investment Loss Before Reimbursement
     (Note 2)..............................       (1.13)%(C)   (1.21)%  (2.24)%  (1.70)%      (2.20)%(C)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.................         111%         269%     190%     196%          86%
   Net Assets at End of Period (in
     thousands)............................     $18,096      $29,191   $5,869   $9,651      $10,190
   Number of Shares Outstanding at End of
     Period (in thousands).................         733        1,080      263      473          500
 ------------------------------------------

 (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
 (B) Total returns for periods of less than one year are not annualized.
 (C) Annualized

 * From Commencement of Operations March 17, 1997.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                   SMALL CAP VALUE
                                                                      PORTFOLIO
                                               FOR THE SIX      FOR THE YEARS ENDED      FOR THE PERIOD
                                              MONTHS ENDED          DECEMBER 31,             ENDED
                                              JUNE 30, 2001   ------------------------    DECEMBER 31,
                                               (UNAUDITED)     2000     1999     1998        1997*
                                              -------------   ------   ------   ------   --------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of Period...     $10.88        $9.06    $9.21   $10.12       $10.00
                                                 ------       ------   ------   ------       ------
   Income from Investment Operations:
     Net Investment Income (Loss)...........      (0.01)       (0.04)    0.19     0.07         0.01
     Net Realized and Unrealized Gain (Loss)
       on Investments.......................       0.93         1.88    (0.15)   (0.91)        0.12
                                                 ------       ------   ------   ------       ------
   Total from Investment Operations.........       0.92         1.84     0.04    (0.84)        0.13
                                                 ------       ------   ------   ------       ------
 Distributions to Shareholders:
   From Net Investment Income...............         --        (0.02)   (0.19)   (0.07)       (0.01)
                                                 ------       ------   ------   ------       ------
   Net Increase (Decrease) in Net Asset
     Value..................................       0.92         1.82    (0.15)   (0.91)        0.12
                                                 ------       ------   ------   ------       ------
   Net Asset Value -- End of Period.........     $11.80       $10.88    $9.06    $9.21       $10.12
                                                 ======       ======   ======   ======       ======
 TOTAL INVESTMENT RETURN....................       8.46%(A)    20.29%    0.44%   (8.28)%       1.25%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note 2)....       1.48%(B)     1.48%    1.49%    1.53%        1.75%(B)
   Expenses Before Reimbursement (Note 2)...       4.53%(B)     8.62%    9.25%   13.01%        7.74%(B)
   Net Investment Loss After Reimbursement
     (Note 2)...............................      (0.13)%(B)   (0.56)%   2.42%    1.12%        1.94%(B)
   Net Investment Loss Before Reimbursement
     (Note 2)...............................      (3.18)%(B)   (7.70)%  (5.34)% (10.36)%      (4.03)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate..................         98%         148%      91%      85%           2%
   Net Assets at End of Period (in
     thousands).............................     $5,052       $1,964   $1,232     $857         $101
   Number of Shares Outstanding at End of
     Period (in thousands)..................        428          181      136       93           10
 -------------------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized

 * From Commencement of Operation December 19, 1997.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                LARGE CAP GROWTH
                                                                   PORTFOLIO
                                          FOR THE SIX         FOR THE YEARS ENDED        FOR THE PERIOD
                                         MONTHS ENDED             DECEMBER 31,               ENDED
                                         JUNE 30, 2001    ----------------------------    DECEMBER 31,
                                          (UNAUDITED)      2000       1999       1998        1997*
                                         -------------    -------    -------    ------   --------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period............................      $21.73        $23.59     $14.47    $10.25       $10.00
                                            -------       -------    -------    ------       ------
   Income from Investment Operations:
     Net Investment Income (Loss)......       (0.07)        (0.20)     (0.12)    (0.02)        0.01
     Net Realized and Unrealized Gain
       (Loss) on Investments...........       (5.18)        (1.61)      9.24      4.24         0.25
                                            -------       -------    -------    ------       ------
   Total from Investment Operations....       (5.25)        (1.81)      9.12      4.22         0.26
                                            -------       -------    -------    ------       ------
 Distributions to Shareholders:
   From Net Investment Income..........          --            --         --        --        (0.01)
   From Net Realized Gain..............          --         (0.05)        --        --           --
                                            -------       -------    -------    ------       ------
       Total Distributions to
          Shareholders.................          --         (0.05)        --        --        (0.01)
                                            -------       -------    -------    ------       ------
   Net Increase (Decrease) in Net Asset
     Value.............................       (5.25)        (1.86)      9.12      4.22         0.25
                                            -------       -------    -------    ------       ------
   Net Asset Value -- End of Period....      $16.48        $21.73     $23.59    $14.47       $10.25
                                            =======       =======    =======    ======       ======
 TOTAL INVESTMENT RETURN...............      (24.16)%(A)    (7.66)%    63.03%    41.17%        2.56%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note
     2)................................        1.49%(B)      1.48%      1.49%     1.54%        1.90%(B)
   Expenses Before Reimbursement (Note
     2)................................        1.95%(B)      1.76%      2.75%     9.11%        6.66%(B)
   Net Investment Loss After
     Reimbursement (Note 2)............       (0.68)%(B)    (1.14)%    (0.99)%   (0.43)%       2.40%(B)
   Net Investment Loss Before
     Reimbursement (Note 2)............       (1.13)%(B)    (1.43)%    (2.26)%   (8.00)%      (2.36)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.............          64%           54%        75%       80%          --
   Net Assets at End of Period (in
     thousands)........................     $23,925       $44,068    $12,667    $2,402         $103
   Number of Shares Outstanding at End
     of Period (in thousands)..........       1,452         2,028        537       166           10
 --------------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized

 * From Commencement of Operation December 19, 1997.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  LARGE CAP VALUE
                                                                     PORTFOLIO
                                             FOR THE SIX        FOR THE YEARS ENDED       FOR THE PERIOD
                                            MONTHS ENDED            DECEMBER 31,              ENDED
                                            JUNE 30, 2001    --------------------------    DECEMBER 31,
                                             (UNAUDITED)      2000      1999      1998        1997*
                                            -------------    ------    ------    ------   --------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period...............................     $10.34        $10.43    $11.39    $10.11       $10.00
                                               ------        ------    ------    ------       ------
   Income from Investment Operations:
     Net Investment Income................       0.03          0.12      0.21      0.16         0.01
     Net Realized and Unrealized Gain
       (Loss) on Investments..............      (0.76)        (0.03)     0.27      1.91         0.11
                                               ------        ------    ------    ------       ------
   Total from Investment Operations.......      (0.73)         0.09      0.48      2.07         0.12
                                               ------        ------    ------    ------       ------
 Distributions to Shareholders:
   From Net Investment Income.............         --         (0.18)    (0.21)    (0.16)       (0.01)
   From Net Realized Gain.................         --            --     (1.23)    (0.63)          --
                                               ------        ------    ------    ------       ------
       Total Distributions to
          Shareholders....................         --         (0.18)    (1.44)    (0.79)       (0.01)
                                               ------        ------    ------    ------       ------
   Net Increase (Decrease) in Net Asset
     Value................................      (0.73)        (0.09)    (0.96)     1.28         0.11
                                               ------        ------    ------    ------       ------
   Net Asset Value -- End of Period.......      $9.61        $10.34    $10.43    $11.39       $10.11
                                               ======        ======    ======    ======       ======
 TOTAL INVESTMENT RETURN..................      (7.06)%(A)     0.92%     4.24%    20.48%        1.18%(A)
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note
     2)...................................       1.40%(B)      1.40%     1.40%     1.42%        1.50%(B)
   Expenses Before Reimbursement (Note
     2)...................................       9.41%(B)     10.00%    10.14%    14.34%        5.03%(B)
   Net Investment Income After
     Reimbursement (Note 2)...............       0.66%(B)      1.42%     2.10%     1.69%        3.09%(B)
   Net Investment Loss Before
     Reimbursement (Note 2)...............      (7.35)%(B)    (7.18)%   (6.63)%  (11.22)%      (0.45)%(B)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate................         85%          175%       90%      256%          --
   Net Assets at End of Period (in
     thousands)...........................     $1,288        $1,199      $994      $655         $101
   Number of Shares Outstanding at End of
     Period (in thousands)................        134           116        95        58           10
 -----------------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized

 * From Commencement of Operation December 19, 1997.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                    AGGRESSIVE SMALL CAP EQUITY
                                                            PORTFOLIO*
                                        FOR THE SIX
                                       MONTHS ENDED            FOR THE YEARS ENDED DECEMBER 31,
                                       JUNE 30, 2001   ------------------------------------------------
                                        (UNAUDITED)     2000      1999      1998      1997       1996
                                       -------------   -------   -------   -------   -------   --------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period..........................     $ 12.28      $ 20.26   $ 15.99   $ 16.00   $ 17.79   $  15.41
                                          -------      -------   -------   -------   -------   --------
   Income from Investment Operations:
     Net Investment Loss.............       (0.05)       (0.19)    (0.24)    (0.15)    (0.30)     (0.23)
     Net Realized and Unrealized Gain
       (Loss) on Investments.........       (2.14)       (5.77)     4.71      0.14      2.30(A)     2.61
                                          -------      -------   -------   -------   -------   --------
   Total from Investment
     Operations......................       (2.19)       (5.96)     4.47     (0.01)     2.00       2.38
                                          -------      -------   -------   -------   -------   --------
 Distributions to Shareholders:
   From Net Realized Gain............          --        (2.02)    (0.20)       --     (3.79)        --
                                          -------      -------   -------   -------   -------   --------
   Net Increase in Net Asset Value...       (2.19)       (7.98)     4.27     (0.01)    (1.79)      2.38
                                          -------      -------   -------   -------   -------   --------
   Net Asset Value -- End of
     Period..........................     $ 10.09      $ 12.28   $ 20.26   $ 15.99   $ 16.00   $  17.79
                                          =======      =======   =======   =======   =======   ========
 TOTAL INVESTMENT RETURN.............      (17.83)%(B)  (23.47)%   28.34%    (0.06)%   11.24%     15.44%
 RATIOS TO AVERAGE NET ASSETS:
   Expenses After Reimbursement (Note
     2)..............................        1.49%(C)     1.49%     1.49%     1.63%     2.33%      1.75%
   Expenses Before Reimbursement
     (Note 2)........................        2.28%(C)     1.86%     1.85%     1.98%     2.62%      1.86%
   Net Investment Loss After
     Reimbursement (Note 2)..........       (1.04)%(C)   (1.10)%   (1.21)%   (0.79)%   (1.37)%    (1.33)%
   Net Investment Loss Before
     Reimbursement (Note 2)..........       (1.83)%(C)   (1.47)%   (1.57)%   (1.13)%   (1.64)%    (1.44)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate...........         111%         240%      240%      145%      184%       137%
   Net Assets at End of Period (in
     thousands)......................     $20,670      $27,168   $38,626   $47,259   $72,879   $190,035
   Number of Shares Outstanding at
     End of Period (in thousands)....       2,049        2,212     1,906     2,955     4,555     10,683

---------------------------------------

 * Financial Highlights include the performance of the Navellier Aggressive Small Cap Equity Portfolio, a series of the Navellier Series Fund, which reorganized on July 24, 1998, as a series of the Navellier Performance Funds.
 (A) The per share amount does not coincide with the net realized and unrealized loss for the year because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
 (B) Total returns for periods of less than one year are not annualized.
 (C) Annualized

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2001
(unaudited)

1. Significant Accounting Policies

     The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund's objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of seven separate portfolios, each with its own investment objectives and policies: the Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, the Mid Cap Growth Portfolio, a diversified open-end management company portfolio, the Aggressive Micro Cap Portfolio (formerly the Aggressive Small Cap Portfolio), a diversified open-end management company portfolio, the Small Cap Value Portfolio, a diversified open-end management company portfolio, the Large Cap Growth Portfolio, a non-diversified open-end management company portfolio, the Large Cap Value Portfolio, a diversified open-end management company portfolio and the Aggressive Small Cap Equity Portfolio, a diversified open-end management company portfolio.

     The Mid Cap Growth Portfolio consists of two shares of classes: Regular Class shares offered since November 26, 1996, and I Class shares offered since December 28, 1999 to registered investment advisers and their clients. Income and expenses of the Portfolio are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only to Regular Class.

     The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements.

     The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

        (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

        (e) Organizational expenses of the Small Cap Value Portfolio, the Large Cap Growth Portfolio, and the Large Cap Value Portfolio totaling $91,800, $91,800, and $91,800, respectively, are being deferred and amortized over 60 months beginning with public offering of shares in the portfolios. Any redemption by an initial investor during the amortization period will be reduced by a pro rata portion of any of the unamortized organization expenses. Such proration is to be calculated by dividing the number of initial shares redeemed by the number of initial shares outstanding at the date of redemption. At June 30, 2001, the unamortized organization costs of the Small Cap Value Portfolio, the Large Cap Growth Portfolio, and the Large Cap Value Portfolio were $27,540, $27,540, and $27,540, respectively.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Effective May 1, 1998, under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio and the Aggressive Small Cap Equity Portfolio, 0.75% of the daily net assets of the Large Cap Value Portfolio. The Adviser receives an annual fee equal to 0.25% of average daily net assets of the Aggressive Growth, the Aggressive Micro Cap, the Small Cap Value, the Large Cap Growth, the Large Cap Value and the Aggressive Small Cap Equity Portfolios, and 0.10% of the average daily net assets of the Mid Cap Growth Portfolio in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

     Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right to seek reimbursement for the past, present and future operating expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. At June 30, 2001, the Adviser voluntarily agreed not to seek future reimbursement of all unreimbursed past expense incurred on behalf of the Fund. During the six months ended June 30, 2001, the Adviser paid operating expenses of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the Aggressive Small Cap Equity Portfolio totaling $112,586, $354,524, $76,917, $52,951, $94,348, $49,927 and $100,047, respectively. Under the operating expense agreement, the Adviser requested, and the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio, the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the Aggressive Small Cap Equity Portfolio reimbursed, $54,987, $167,375 $14,841, $2,501, $23,646, $934 and $16,020 respectively, of such expenses.
Effective May 1, 1998, the Adviser agreed to limit the total normal expenses of each Portfolio to 1.49% of average annual net assets, except for the Large Cap Value Portfolio, Mid Cap Growth Portfolio Regular Class and the Mid Cap Growth Portfolio I Class which are limited to 1.40%, 1.34% and 0.99%, respectively.

     Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

     The Fund pays each of its Trustees not affiliated with the Adviser $12,500 annually. For the six months ended June 30, 2001, Trustees' fees and expenses totaled $18,750.

3. Transfer Agent and Custodian

     FBR National Bank & Trust, formerly Rushmore Trust and Savings, FSB, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, FBR National Bank & Trust serves as custodian of the Fund's assets. Fees paid to FBR National Bank & Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio (Regular Class shares only), the Aggressive Micro Cap Portfolio, the Small Cap Value Portfolio, the Large Cap Growth Portfolio, the Large Cap Value Portfolio and the Aggressive Small Cap Equity Portfolio, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

5. Securities Transactions

     For the six months ended June 30, 2001, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                                                                              AGGRESSIVE
                        AGGRESSIVE      MID CAP      AGGRESSIVE    SMALL CAP     LARGE CAP      LARGE CAP      SMALL CAP
                          GROWTH         GROWTH       MICRO CAP      VALUE         GROWTH         VALUE         EQUITY
                        PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                       ------------   ------------   -----------   ----------   ------------   ------------   -----------
Purchases............  $193,657,603   $303,980,392   $22,116,876   $5,803,322   $ 20,153,708   $  1,164,742   $23,481,496
                       ============   ============   ===========   ==========   ============   ============   ===========
Sales................  $188,318,316   $308,950,153   $28,097,586   $3,059,540   $ 27,564,147   $    975,701   $25,608,493
                       ============   ============   ===========   ==========   ============   ============   ===========

6. Unrealized Appreciation of Investments

     Unrealized appreciation as of June 30, 2001, is as follows:

                                                                  AGGRESSIVE      MID CAP      AGGRESSIVE
                                                                    GROWTH         GROWTH       MICRO CAP
                                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                 ------------   ------------   -----------
      Gross Unrealized Appreciation............................  $ 10,690,244   $ 13,906,216   $ 3,495,790
      Gross Unrealized Depreciation............................    (1,586,923)   (13,119,070)     (784,035)
                                                                 ------------   ------------   -----------
      Net Unrealized Appreciation..............................  $  9,103,321   $    787,146   $ 2,711,755
                                                                 ============   ============   ===========
      Cost of Investments......................................  $ 73,737,286   $197,974,868   $15,815,129
                                                                 ============   ============   ===========

                                                                                                AGGRESSIVE
                                                     SMALL CAP     LARGE CAP      LARGE CAP      SMALL CAP
                                                       VALUE         GROWTH         VALUE         EQUITY
                                                     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                     ----------   ------------   ------------   -----------
      Gross Unrealized Appreciation................  $  602,755   $  1,877,884   $     63,727   $ 3,953,513
      Gross Unrealized Depreciation................     (77,765)    (1,304,542)       (27,003)     (610,741)
                                                     ----------   ------------   ------------   -----------
      Net Unrealized Appreciation..................  $  524,990   $    573,342   $     36,724   $ 3,342,772
                                                     ==========   ============   ============   ===========
      Cost of Investments..........................  $4,523,301   $ 23,293,566   $  1,249,836   $18,728,132
                                                     ==========   ============   ============   ===========

7. Federal Income Tax

     At December 31, 2000, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                  MID CAP     AGGRESSIVE   SMALL CAP   LARGE CAP    LARGE CAP
                                                   GROWTH     MICRO CAP      VALUE       GROWTH       VALUE
      EXPIRES DECEMBER 31,                       PORTFOLIO    PORTFOLIO    PORTFOLIO   PORTFOLIO    PORTFOLIO
      -----------------------------------------  ----------   ----------   ---------   ----------   ---------
      2006.....................................          --           --   $  2,813            --         --
      2007.....................................          --           --    140,648            --         --
      2008.....................................  $8,298,344   $1,886,067         --    $1,490,607   $129,403
                                                 ----------   ----------   --------    ----------   --------
                                                 $8,298,344   $1,886,067   $143,461    $1,490,607   $129,403
                                                 ==========   ==========   ========    ==========   ========

8. Litigation

     The former Trustees of the Navellier Series Fund, which was merged into the Aggressive Small Cap Equity Portfolio (the "Portfolio") on July 24, 1998 have made a demand to be indemnified for their attorneys fees and costs which they claim to be approximately $4 million, in connection with a class action lawsuit filed against them by shareholders of the Portfolio. The current Trustees of the Navellier Performance Funds (the "Fund") and the legal counsel to the Fund do not believe the former Trustees have a valid claim. However, if such claim is determined by a court to be valid, only the assets of the Portfolio would be subject to such claim and not the assets of any other Portfolio to the Fund. However, even then, Navellier Management, Inc. ("NMI") has agreed that, if any such claim were determined to be valid, NMI, not the Portfolio, would pay such claim.

                               Navellier Offices:
                         One East Liberty   Third Floor
                               Reno, Nevada 89501
                              800-887-8671 P.S.T.

                          Custodian & Transfer Agent:
                           FBR National Bank & Trust
                              4922 Fairmont Avenue
                               Bethesda, MD 20814
                              800-622-1386 E.S.T.

 THE NAVELLIER PERFORMANCE FUNDS

C/O NAVELLIER SECURITIES CORP.
ONE EAST LIBERTY, THIRD FLOOR
RENO, NEVADA 89501

RETURN SERVICE REQUESTED

                                                             -----------------------
                                                               Standard Presorted
                                                                  U.S. Postage
                                                                      PAID
                                                                 Los Angeles, CA
                                                                 Permit No. 725
                                                             -----------------------